UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912885.101

SRQ-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	24,348,185	$ 177,498,269
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	12,336,848	108,440,896
Fidelity Advisor High Income Fund Institutional Class (a)	10,884,419	89,034,547
Fidelity Capital & Income Fund (a)	70,583,383	609,840,433
Fidelity Focused High Income Fund (a)	1,053,259	9,437,198
Fidelity High Income Fund (a)	45,099,877	383,348,953
Goldman Sachs High Yield Fund Class A	5,881,835	39,878,843
Janus High-Yield Fund Class T	20,088,928	172,363,005
MainStay High Yield Corporate Bond Fund Class A	17,930,500	102,562,460
PIMCO High Yield Fund Administrative Class	36,191,137	319,205,830
T. Rowe Price High Yield Fund Advisor Class	104,842,733	664,702,929
TOTAL FIXED-INCOME FUNDS (Cost $2,737,172,949)		2,676,313,363
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,737,172,949)		2,676,313,363
NET OTHER ASSETS (LIABILITIES) - 0.0%		(125,422)
NET ASSETS - 100%		$ 2,676,187,941
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 73,525,825	$ 47,446,470	$ -	$ 4,290,909	$ 108,440,896
Fidelity Advisor High Income Fund Institutional Class	90,059,434	4,406,255	-	4,299,990	89,034,547
Fidelity Capital & Income Fund	576,375,979	119,964,285	4,610,514	24,106,828	609,840,433
Fidelity Focused High Income Fund	9,352,223	525,500	-	400,244	9,437,198
Fidelity High Income Fund	292,492,433	123,416,922	4,610,514	16,447,896	383,348,953
Total	$ 1,041,805,894	$ 295,759,432	$ 9,221,028	$ 49,545,867	$ 1,200,102,027
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $2,740,847,582. Net unrealized depreciation aggregated $64,534,219, of which $59,813,718 related to appreciated investment securities and $124,347,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912869.101

SIT-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 22.2%
	Shares	Value
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
Denso Corp.	218,000	$ 6,245,114
Exedy Corp.	51,700	1,550,262
FCC Co. Ltd.	37,100	793,066
GKN PLC	1,287,615	3,930,423
Hyundai Mobis	11,502	3,191,727
Nokian Tyres PLC	71,375	2,346,137
		18,056,729
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	205,512	15,460,405
Honda Motor Co. Ltd.	714,200	22,667,605
Hyundai Motor Co.	24,233	4,716,804
Toyota Motor Corp.	503,700	16,589,246
		59,434,060
Distributors - 0.0%
Li & Fung Ltd.	2,238,000	4,649,871
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	1,394,965	12,894,730
Greek Organization of Football Prognostics SA	609,614	5,456,070
Orascom Development Holding AG	23,477	403,491
Sands China Ltd. (a)	1,693,600	5,044,733
The Restaurant Group PLC	113,639	544,666
Tim Hortons, Inc. (Canada)	61,988	3,142,095
		27,485,785
Household Durables - 0.1%
Berkeley Group Holdings PLC (a)	118,814	2,383,044
Haseko Corp. (a)	4,929,000	3,194,229
JM AB (B Shares)	44,036	715,906
Sharp Corp.	136,000	1,388,102
		7,681,281
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	519,241	725,258
Start Today Co. Ltd.	33,000	639,569
		1,364,827
Leisure Equipment & Products - 0.1%
Sankyo Co. Ltd. (Gunma)	162,300	8,113,768
Media - 0.4%
Fuji Media Holdings, Inc.	3,799	5,222,046
Nippon Television Network Corp.	77,800	10,582,174
Publicis Groupe SA	120,196	5,726,075
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Reed Elsevier NV	1,959,420	$ 23,069,172
Rightmove PLC	26,129	521,197
T4F Entretenimento SA	89,400	667,422
UBM PLC	221,649	1,746,237
		47,534,323
Multiline Retail - 0.1%
Daiei, Inc. (a)	321,700	1,169,337
Dollarama, Inc.	39,953	1,563,727
Golden Eagle Retail Group Ltd. (H Shares)	492,000	1,141,339
Next PLC	87,677	3,689,064
		7,563,467
Specialty Retail - 0.4%
Carphone Warehouse Group PLC	332,722	1,728,396
Cia.Hering SA	94,900	2,009,993
Delticom AG	3,982	375,387
Dufry AG (a)	9,053	901,336
Dunelm Group PLC	164,610	1,193,268
Esprit Holdings Ltd.	2,012,800	2,894,182
Fast Retailing Co. Ltd.	13,900	2,255,936
Foschini Ltd.	129,894	1,699,353
H&M Hennes & Mauritz AB (B Shares)	162,021	5,124,367
Inditex SA	136,628	11,572,783
K'S Denki Corp.	52,400	2,065,704
Mekonomen AB	14,031	497,686
Nitori Holdings Co. Ltd.	40,450	3,781,551
Sa Sa International Holdings Ltd.	1,222,000	750,573
Sports Direct International PLC (a)	86,732	317,698
United Arrows Ltd.	24,300	435,284
USS Co. Ltd.	54,570	4,745,535
		42,349,032
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	117,122	2,334,403
Gerry Weber International AG (Bearer)	30,428	941,712
LVMH Moet Hennessy - Louis Vuitton	47,994	7,520,320
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	8,320,504
		19,116,939
TOTAL CONSUMER DISCRETIONARY		243,350,082
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Diageo PLC	398,313	$ 8,533,796
Heineken NV (Bearer)	603,187	28,253,214
		36,787,010
Food & Staples Retailing - 0.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	99,397	2,855,368
Bim Birlesik Magazalar A/S JSC	40,319	1,140,917
Eurocash SA	7,497	52,720
FamilyMart Co. Ltd.	29,300	1,168,887
Lawson, Inc.	283,100	16,768,106
Shoprite Holdings Ltd.	140,464	2,363,813
Sun Art Retail Group Ltd. (a)	391,500	558,087
Tesco PLC	3,742,117	23,796,903
		48,704,801
Food Products - 0.8%
Barry Callebaut AG	1,883	1,716,034
China Minzhong Food Corp. Ltd. (a)	321,000	221,084
Danone	424,200	27,958,650
Kuala Lumpur Kepong Bhd	156,500	1,075,291
Nestle SA	813,195	45,533,579
Saputo, Inc.	38,878	1,448,086
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	244,738	8,336,669
Viscofan Envolturas Celulosicas SA	31,829	1,164,292
		87,453,685
Household Products - 0.2%
Kimberly-Clark de Mexico SA de CV Series A	585,200	3,098,556
Reckitt Benckiser Group PLC	328,988	16,620,140
		19,718,696
Personal Products - 0.2%
Dr. Ci:Labo Co., Ltd.	136	839,388
Kao Corp.	620,700	16,428,646
Kobayashi Pharmaceutical Co. Ltd.	110,400	5,575,275
Kose Corp.	137,400	3,245,466
		26,088,775
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	873,167	40,534,028
Japan Tobacco, Inc.	4,579	21,976,386
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
KT&G Corp.	315,543	$ 21,921,802
Swedish Match Co.	28,057	917,237
		85,349,453
TOTAL CONSUMER STAPLES		304,102,420
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
AMEC PLC	464,424	6,330,210
John Wood Group PLC	130,460	1,334,930
Petrofac Ltd.	610,058	13,873,089
Technip SA	188,458	17,892,768
Tecnicas Reunidas SA	237,400	8,577,121
		48,008,118
Oil, Gas & Consumable Fuels - 1.4%
Bankers Petroleum Ltd. (a)	386,972	1,931,161
BG Group PLC	669,013	14,263,557
BP PLC	5,437,048	39,389,610
Cairn Energy PLC (a)	1,313,099	5,611,497
Celtic Exploration Ltd. (a)	18,971	459,418
Crescent Point Energy Corp.	48,096	2,091,335
INPEX Corp.	2,588	17,473,527
OGX Petroleo e Gas Participacoes SA (a)	355,300	2,742,901
Oil Search Ltd. ADR	290,621	1,947,235
Petroleo Brasileiro SA - Petrobras (ON)	526,400	7,021,384
Peyto Exploration & Development Corp.	83,430	2,004,054
Reliance Industries Ltd.:
GDR (d)	103,821	3,114,630
GDR (Reg. S) (d)	43,600	1,308,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,174,494	41,090,534
Class B	280,811	10,122,127
StatoilHydro ASA	184,800	4,779,519
Tullow Oil PLC	145,231	3,159,048
		158,509,537
TOTAL ENERGY		206,517,655
Common Stocks - continued
	Shares	Value
FINANCIALS - 4.3%
Capital Markets - 0.4%
Ashmore Group PLC	288,211	$ 1,524,765
Cetip SA	49,200	715,567
CI Financial Corp.	98,691	1,983,593
Credit Suisse Group	212,007	5,117,469
Daiwa Securities Group, Inc.	1,695,000	5,696,175
Deutsche Bank AG	121,325	4,741,071
Hargreaves Lansdown PLC	86,051	635,673
Julius Baer Group Ltd.	269,234	9,596,343
Jupiter Fund Management PLC	216,396	754,618
Partners Group Holding	12,837	2,369,259
UBS AG (a)	867,689	10,686,288
Value Partners Group Ltd.	1,304,000	749,748
		44,570,569
Commercial Banks - 2.0%
Axis Bank Ltd.	59,838	1,114,738
Banco Santander Chile sponsored ADR	22,054	1,471,222
Banco Santander SA (Spain)	940,827	7,062,851
Barclays PLC	7,014,771	20,214,062
BNP Paribas SA	551,404	21,837,396
Canadian Western Bank, Edmonton	47,128	1,272,056
Chiba Bank Ltd.	330,000	2,152,763
China Construction Bank Corp. (H Shares)	5,664,000	4,012,716
Credicorp Ltd. (NY Shares)	26,924	2,924,485
DnB NOR ASA	411,881	4,193,697
HDFC Bank Ltd. sponsored ADR	155,378	4,297,755
HSBC Holdings PLC:
(Hong Kong)	1,476,000	11,501,019
(United Kingdom)	3,082,148	24,049,806
ICICI Bank Ltd. sponsored ADR	76,040	2,213,524
Itau Unibanco Banco Multiplo SA sponsored ADR	261,060	4,646,868
Joyo Bank Ltd.	496,000	2,156,567
Jyske Bank A/S (Reg.) (a)	27,469	814,117
Kasikornbank PCL (For. Reg.)	506,500	1,984,981
Komercni Banka A/S	27,084	4,472,166
Mitsubishi UFJ Financial Group, Inc.	1,687,900	7,393,985
National Australia Bank Ltd.	494,636	12,386,076
PT Bank Rakyat Indonesia Tbk	4,260,500	3,155,122
Sapporo Hokuyo Holdings, Inc.	395,500	1,377,085
Siam Commercial Bank PCL (For. Reg.)	432,600	1,554,440
Skandinaviska Enskilda Banken AB (A Shares)	1,548,984	8,976,333
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	534,897	$ 11,618,228
Sumitomo Mitsui Financial Group, Inc.	915,500	25,467,624
Sydbank A/S	49,487	880,902
The Hachijuni Bank Ltd.	339,000	2,002,645
Turkiye Halk Bankasi A/S	311,704	1,874,860
UniCredit SpA	1,478,579	1,535,942
Unione di Banche Italiane SCPA	232,390	943,138
United Overseas Bank Ltd.	87,000	1,055,010
Westpac Banking Corp.	684,095	14,946,153
		217,560,332
Consumer Finance - 0.1%
Aeon Credit Service Co. Ltd.	335,700	5,151,771
Compartamos SAB de CV	745,800	998,714
Shriram Transport Finance Co. Ltd.	91,396	894,589
		7,045,074
Diversified Financial Services - 0.2%
Deutsche Boerse AG	71,977	4,390,406
IG Group Holdings PLC	201,370	1,522,633
ING Groep NV (Certificaten Van Aandelen) (a)	1,732,330	13,512,257
ORIX Corp.	57,680	4,867,372
SNS Reaal (a)	954,880	2,110,889
		26,403,557
Insurance - 1.3%
AIA Group Ltd.	3,543,800	11,138,424
Amlin PLC	917,189	4,827,870
Aviva PLC	2,012,694	9,882,148
AXA SA	1,153,031	16,610,648
Catlin Group Ltd.	391,361	2,542,182
Euler Hermes SA	27,379	1,585,790
Hiscox Ltd.	1,434,208	8,960,618
Intact Financial Corp.	31,799	1,773,972
Jardine Lloyd Thompson Group PLC	301,121	3,130,838
Lancashire Holdings Ltd.	172,834	1,986,875
Munich Re Group	126,798	15,974,765
Prudential PLC	242,441	2,387,016
QBE Insurance Group Ltd.	315,383	4,517,639
Samsung Fire & Marine Insurance Co. Ltd.	17,899	3,533,328
Sony Financial Holdings, Inc.	1,324,400	21,908,026
St. James's Place Capital PLC	138,015	737,959
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Swiss Re Ltd.	355,583	$ 18,684,164
Zurich Financial Services AG	85,112	18,643,581
		148,825,843
Real Estate Management & Development - 0.3%
Br Malls Participacoes SA	146,100	1,479,340
BR Properties SA	94,900	945,169
Brookfield Asset Management, Inc.	208,511	5,784,095
CapitaMalls Asia Ltd.	1,709,000	1,740,097
China Overseas Land & Investment Ltd.	232,000	407,625
Daito Trust Construction Co. Ltd.	30,200	2,693,858
Deutsche Wohnen AG	515,388	7,203,083
Global Logistic Properties Ltd. (a)	1,722,000	2,504,201
GSW Immobilien AG	242,038	7,731,496
Hang Lung Properties Ltd.	1,609,000	4,881,369
Parque Arauco SA	822,371	1,428,962
		36,799,295
Thrifts & Mortgage Finance - 0.0%
Home Capital Group, Inc.	10,812	524,726
TOTAL FINANCIALS		481,729,396
HEALTH CARE - 2.3%
Biotechnology - 0.0%
Abcam PLC	304,674	1,734,509
Health Care Equipment & Supplies - 0.3%
Biosensors International Group Ltd. (a)	704,000	771,603
Coloplast A/S Series B	18,393	2,813,712
Elekta AB (B Shares)	41,753	1,769,174
Essilor International SA	68,122	4,861,995
Getinge AB (B Shares)	125,146	3,212,713
Nihon Kohden Corp.	110,900	2,565,337
Smith & Nephew PLC	505,688	4,621,669
Sonova Holding AG Class B	41,442	4,323,396
Synthes, Inc.	55,654	9,193,419
		34,133,018
Health Care Providers & Services - 0.3%
Bangkok Dusit Medical Service PCL (For. Reg.)	377,000	936,398
Diagnosticos da America SA	410,000	2,970,193
Life Healthcare Group Holdings Ltd.	471,018	1,239,980
Miraca Holdings, Inc.	390,000	14,978,212
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Rhoen-Klinikum AG	372,212	$ 7,032,771
Ship Healthcare Holdings, Inc.	31,500	749,382
		27,906,936
Pharmaceuticals - 1.7%
Bayer AG	661,655	43,355,689
Celltrion, Inc.	21,564	715,592
CFR Pharmaceuticals SA	3,781,051	916,574
Genomma Lab Internacional SA de CV (a)	393,200	836,525
GlaxoSmithKline PLC	859,231	19,048,370
Hisamitsu Pharmaceutical Co., Inc.	56,100	2,238,543
Kaken Pharmaceutical Co. Ltd.	62,000	751,825
Lupin Ltd.	115,747	1,066,059
Novartis AG	380,355	20,543,034
PT Kalbe Farma Tbk	3,327,000	1,316,468
Roche Holding AG (participation certificate)	284,787	45,204,286
Sanofi-aventis	580,043	40,576,219
Santen Pharmaceutical Co. Ltd.	349,900	13,200,792
Sawai Pharmaceutical Co. Ltd.	11,400	1,208,582
Shire PLC	88,162	2,965,656
Sun Pharmaceutical Industries Ltd.	157,244	1,615,586
		195,559,800
TOTAL HEALTH CARE		259,334,263
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.4%
Cobham PLC	2,180,685	6,043,900
Meggitt PLC	300,473	1,795,709
MTU Aero Engines Holdings AG	31,799	2,030,249
Rolls-Royce Group PLC	2,709,957	31,004,417
Rolls-Royce Group PLC Class C	199,835,040	313,621
		41,187,896
Air Freight & Logistics - 0.4%
Deutsche Post AG	855,887	12,899,311
PostNL NV	1,846,360	6,401,576
TNT Express NV	628,481	4,521,059
Yamato Holdings Co. Ltd.	1,184,700	19,026,835
		42,848,781
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
Copa Holdings SA Class A	12,314	$ 794,992
Norwegian Air Shuttle A/S (a)	45,843	519,951
Ryanair Holdings PLC sponsored ADR (a)	325,800	9,803,322
Singapore Airlines Ltd.	1,203,000	9,858,295
		20,976,560
Building Products - 0.1%
Compagnie de St. Gobain	78,194	3,300,069
Geberit AG (Reg.)	34,532	6,596,425
Nibe Industrier AB (B Shares)	47,333	727,533
		10,624,027
Commercial Services & Supplies - 0.1%
Aggreko PLC	59,431	1,762,822
Babcock International Group PLC	300,832	3,420,551
Brambles Ltd.	356,385	2,665,880
RPS Group PLC	170,427	503,642
Serco Group PLC	101,845	784,153
		9,137,048
Construction & Engineering - 0.4%
Balfour Beatty PLC	2,159,658	8,510,701
JGC Corp.	1,057,000	26,643,137
Outotec Oyj	62,752	2,836,837
Samsung Engineering Co. Ltd.	13,268	2,764,453
VINCI SA	97,984	4,359,127
		45,114,255
Electrical Equipment - 0.3%
Legrand SA	653,190	21,049,389
Schneider Electric SA	147,608	8,331,246
		29,380,635
Industrial Conglomerates - 0.4%
Alliance Global Group, Inc.	5,059,000	1,175,487
Hutchison Whampoa Ltd.	456,000	3,998,782
Keppel Corp. Ltd.	1,021,000	7,585,539
SembCorp Industries Ltd.	547,000	1,840,243
Siemens AG	319,731	32,360,125
		46,960,176
Machinery - 0.7%
Fanuc Corp.	29,200	4,798,135
Fenner PLC	2,177	13,393
Glory Ltd.	427,500	9,059,784
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hyundai Heavy Industries Co. Ltd.	40,777	$ 10,180,237
Iochpe-Maxion SA	56,500	696,759
Joy Global, Inc.	83,120	7,587,194
Meyer Burger Technology AG (a)	14,951	288,054
PT United Tractors Tbk	862,500	2,274,755
Rotork PLC	26,617	755,251
Schindler Holding AG (participation certificate)	109,781	13,123,246
SembCorp Marine Ltd.	2,404,000	7,230,239
Sinotruk Hong Kong Ltd.	2,657,000	1,384,977
SMC Corp.	93,600	15,548,497
Spirax-Sarco Engineering PLC	54,792	1,639,840
The Weir Group PLC	111,143	3,593,213
		78,173,574
Professional Services - 0.1%
Capita Group PLC	143,247	1,416,315
Experian PLC	73,021	967,217
Michael Page International PLC	1,103,665	6,656,429
SGS SA (Reg.)	1,408	2,372,099
		11,412,060
Road & Rail - 0.0%
East Japan Railway Co.	78,800	4,827,184
Trading Companies & Distributors - 0.1%
Brenntag AG	30,366	2,903,851
Bunzl PLC	569,890	7,423,398
Mitsubishi Corp.	299,300	6,188,355
		16,515,604
Transportation Infrastructure - 0.0%
Companhia de Concessoes Rodoviarias	278,400	1,778,201
TOTAL INDUSTRIALS		358,936,001
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
AAC Acoustic Technology Holdings, Inc.	224,000	539,573
Nokia Corp.	373,386	2,158,261
Telefonaktiebolaget LM Ericsson (B Shares)	1,387,306	14,801,935
		17,499,769
Computers & Peripherals - 0.2%
Acer, Inc. GDR	369,700	2,085,108
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
ASUSTeK Computer, Inc. GDR (Reg. S)	59,460	$ 2,205,966
Catcher Technology Co. Ltd.	414,000	2,023,550
Gemalto NV	220,179	10,833,923
Lenovo Group Ltd.	3,440,000	2,461,400
		19,609,947
Electronic Equipment & Components - 0.1%
China High Precision Automation Group Ltd.	334,000	94,240
Halma PLC	931,538	5,046,671
Keyence Corp.	13,300	3,403,550
Spectris PLC	144,526	2,839,775
TPK Holdings Co.	53,550	733,702
Venture Corp. Ltd.	499,000	2,581,961
		14,699,899
Internet Software & Services - 0.1%
GREE, Inc.	76,600	2,572,024
Kakaku.com, Inc.	31,800	1,219,488
Moneysupermarket.com Group PLC	273,674	464,723
Opera Software ASA	126,385	695,938
TelecityGroup PLC (a)	159,798	1,529,801
Tencent Holdings Ltd.	103,800	2,028,766
		8,510,740
IT Services - 0.3%
Amadeus IT Holding SA Class A	433,810	7,301,769
Cognizant Technology Solutions Corp. Class A (a)	62,810	4,230,254
Computershare Ltd.	439,637	3,704,805
Nomura Research Institute Ltd.	506,500	11,177,992
Obic Co. Ltd.	26,860	4,921,266
Sonda SA	243,933	611,193
Tata Consultancy Services Ltd.	211,371	4,627,454
		36,574,733
Office Electronics - 0.2%
Canon, Inc.	204,000	9,153,073
Konica Minolta Holdings, Inc.	1,310,600	9,912,270
Neopost SA	95,313	6,738,624
		25,803,967
Semiconductors & Semiconductor Equipment - 0.5%
Aixtron AG	86,906	1,137,632
ASM International NV (Netherlands)	67,167	1,824,684
ASML Holding NV (Netherlands)	165,731	6,543,693
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Infineon Technologies AG	310,985	$ 2,566,847
Samsung Electronics Co. Ltd.	21,284	19,383,709
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,126,291	14,551,680
Tokyo Electron Ltd.	100,000	5,472,276
		51,480,521
Software - 0.2%
Check Point Software Technologies Ltd. (a)	42,863	2,372,038
Dassault Systemes SA	79,358	6,473,367
Nintendo Co. Ltd.	20,300	3,090,817
SAP AG	244,250	14,627,165
SimCorp A/S	4,486	703,686
		27,267,073
TOTAL INFORMATION TECHNOLOGY		201,446,649
MATERIALS - 2.1%
Chemicals - 1.3%
Air Liquide SA	99,050	12,506,860
Akzo Nobel NV	607,213	30,616,440
BASF AG	48,269	3,505,375
Chugoku Marine Paints Ltd.	309,000	2,087,748
Croda International PLC	51,007	1,458,518
Dongyue Group Co. Ltd.	1,427,000	1,291,877
Givaudan SA	21,176	19,657,633
Johnson Matthey PLC	148,244	4,446,020
Lanxess AG	45,932	2,559,148
Linde AG	201,836	30,975,301
Nippon Paint Co. Ltd.	333,000	2,387,627
Nufarm Ltd. (a)	856,789	4,327,735
Shin-Etsu Chemical Co., Ltd.	296,155	14,890,863
Sika AG (Bearer)	944	1,762,960
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	35,081	2,011,545
Symrise AG	255,718	6,866,060
Victrex PLC	59,932	1,104,232
Yingde Gases Group Co. Ltd.	529,500	559,120
		143,015,062
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Rexam PLC	1,922,437	$ 10,372,696
Smurfit Kappa Group PLC (a)	894,386	5,408,643
		15,781,339
Metals & Mining - 0.6%
BHP Billiton PLC	289,029	8,891,143
Eurasian Natural Resources Corp. PLC	693,919	7,236,647
Glencore International PLC	971,577	6,076,300
Iluka Resources Ltd.	523,600	8,449,705
Newcrest Mining Ltd.	148,317	5,411,042
Rio Tinto PLC	426,959	22,484,700
Sumitomo Metal Industries Ltd.	1,008,000	1,777,804
Teck Resources Ltd.:
Class B	858	31,308
Class B (sub. vtg.)	191,415	7,009,511
Xstrata PLC	203,606	3,249,714
		70,617,874
Paper & Forest Products - 0.0%
UPM-Kymmene Corp.	210,991	2,452,623
TOTAL MATERIALS		231,866,898
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.3%
China Unicom (Hong Kong) Ltd.	4,864,000	10,559,958
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,082,000	1,187,350
Koninklijke KPN NV	1,080,888	13,203,692
TDC A/S	545,964	4,508,014
Telecom Italia SpA	1,806,085	2,044,941
		31,503,955
Wireless Telecommunication Services - 0.9%
Empresa Nacional de Telecomunicaciones SA (ENTEL)	72,891	1,477,186
KDDI Corp.	5,668	37,559,867
Millicom International Cellular SA (depositary receipt)	23,849	2,576,575
SmarTone Telecommunications Holdings Ltd.	629,000	1,100,497
SOFTBANK CORP.	237,100	8,008,951
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
TIM Participacoes SA sponsored ADR	181,654	$ 4,325,182
Vodafone Group PLC	17,380,571	47,066,076
		102,114,334
TOTAL TELECOMMUNICATION SERVICES		133,618,289
UTILITIES - 0.6%
Electric Utilities - 0.2%
Ceske Energeticke Zavody A/S	128,804	5,064,713
Energias de Portugal SA	1,118,506	3,577,388
Fortum Corp.	260,987	5,983,409
Scottish & Southern Energy PLC	310,822	6,414,623
		21,040,133
Gas Utilities - 0.2%
Enagas SA	642,500	12,031,808
Snam Rete Gas SpA	1,406,435	6,501,730
Tokyo Gas Co. Ltd.	1,548,000	6,641,057
		25,174,595
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	938,823	4,941,746
Tractebel Energia SA	252,700	3,943,590
		8,885,336
Multi-Utilities - 0.1%
Centrica PLC	1,413,028	6,692,735
Suez Environnement SA	221,928	2,808,507
		9,501,242
TOTAL UTILITIES		64,601,306
TOTAL COMMON STOCKS (Cost $2,738,206,245)		2,485,502,959
Preferred Stocks - 0.2%

Nonconvertible Preferred Stocks - 0.2%
Household Products - 0.1%
Henkel AG & Co. KGaA	164,419	9,761,769
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Integrated Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	8,315,999	$ 8,126,561
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $21,169,323)		17,888,330
Equity Funds - 76.4%

Europe Stock Funds - 0.9%
Henderson European Focus Fund Class A	38	876
iShares MSCI Germany Index ETF	1,557,000	32,120,910
Vanguard European ETF	1,541,335	68,573,994
TOTAL EUROPE STOCK FUNDS		100,695,780
Foreign Large Blend Funds - 46.6%
American EuroPacific Growth Fund Class F-1	4,710,355	171,739,547
Artio International Equity Fund II Class A	7,419,841	74,717,804
Artisan International Value Fund Investor Class	17,491,756	442,191,579
Fidelity Canada Fund (c)	2,477,341	128,697,844
Fidelity Diversified International Fund (c)	16,881,815	450,913,280
Fidelity International Discovery Fund (c)	22,968,942	657,830,502
GE Institutional International Equity Fund Service Class	26,747,939	264,804,597
Harbor International Fund Retirement Class	20,350,950	1,107,091,660
Henderson International Opportunities Fund Class A	13,396,748	249,715,386
iShares MSCI EAFE Index ETF	6,124,200	314,110,218
Manning & Napier Fund, Inc. World Opportunities Series Class A	99,925,253	746,441,639
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	49,163,043	616,996,194
Neuberger Berman International Fund Trust Class	373	6,423
TOTAL FOREIGN LARGE BLEND FUNDS		5,225,256,673
Foreign Large Growth Funds - 8.6%
AIM International Growth Fund Class A	3,714,330	97,018,310
Fidelity International Capital Appreciation Fund (c)	4,866,275	56,497,458
Scout International Fund	12,092,036	349,338,926
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - continued
T. Rowe Price International Stock Fund Advisor Class	2,616,374	$ 33,620,408
Thornburg International Value Fund Class A	17,587,080	433,873,274
TOTAL FOREIGN LARGE GROWTH FUNDS		970,348,376
Foreign Large Value Funds - 6.2%
Oakmark International Fund Class I	28,373,785	480,084,450
Pear Tree Polaris Freign Value Fund - Ordinary Class	9,413,280	114,653,755
SSgA International Stock Selection Fund Institutional Class	11,790,165	100,805,915
TOTAL FOREIGN LARGE VALUE FUNDS		695,544,120
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,141
Foreign Small Mid Value Funds - 2.9%
Morgan Stanley International Small Cap Portfolio Class P (a)	7,195,425	83,610,834
Third Avenue International Value Fund	16,448,696	241,137,890
TOTAL FOREIGN SMALL MID VALUE FUNDS		324,748,724
Large Growth Funds - 2.2%
Litman Gregory Masters International Fund	18,875,449	245,003,322
Sector Funds - 1.3%
ING International Real Estate Fund Class A	15,628,590	117,058,137
SPDR DJ Wilshire International Real Estate ETF	706,300	24,183,712
TOTAL SECTOR FUNDS		141,241,849
Other - 7.7%
Fidelity Japan Fund (c)	15,814,573	151,029,169
Fidelity Japan Smaller Companies Fund (c)	6,229,080	54,878,197
iShares MSCI Australia Index ETF	12,406,200	288,568,212
iShares MSCI Japan Index ETF	34,695,500	327,178,565
Lazard Emerging Markets Equity Portfolio Open Shares	56	1,065
Matthews Pacific Tiger Fund Class I	15,036	318,014
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,802,564
Equity Funds - continued
	Shares	Value
Other - continued
SSgA Emerging Markets Fund	50	$ 929
Wintergreen Fund (a)	2,541,069	35,981,534
TOTAL OTHER		864,758,249
TOTAL EQUITY FUNDS (Cost $8,616,266,965)		8,567,598,234
Short-Term Funds - 1.2%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $138,906,046)	138,906,046	138,906,046
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,514,548,579)		11,209,895,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		(624,286)
NET ASSETS - 100%		$ 11,209,271,283
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,422,630 or 0.0% of net assets.

Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 168,872,831	$ 13,444,976	$ 26,788,473	$ -	$ 128,697,844
Fidelity Diversified International Fund	536,141,778	5,417,919	8,510,965	-	450,913,280
Fidelity International Capital Appreciation Fund	64,040,185	-	-	-	56,497,458
Fidelity International Discovery Fund	788,860,713	17,167,500	19,808,615	-	657,830,502
Fidelity Japan Fund	169,612,340	16,149,880	-	-	151,029,169
Fidelity Japan Smaller Companies Fund	56,024,953	4,901,416	-	-	54,878,197
Fidelity Select Money Market Portfolio	6,143	2	6,145	2	-
Total	$ 1,783,558,943	$ 57,081,693	$ 55,114,198	$ 2	$ 1,499,846,450
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 243,350,082	$ 121,201,821	$ 122,148,261	$ -
Consumer Staples	313,864,189	188,603,080	125,261,109	-
Energy	206,517,655	91,715,103	114,802,552	-
Financials	481,729,396	221,131,282	260,598,114	-
Health Care	259,334,263	129,464,936	129,869,327	-
Industrials	358,936,001	190,700,549	168,235,452	-
Information Technology	201,446,649	71,251,363	130,101,046	94,240
Materials	231,866,898	159,307,534	72,559,364	-
Telecommunication Services	141,744,850	26,090,649	115,654,201	-
Utilities	64,601,306	57,960,249	6,641,057	-
Equity Funds	8,567,598,234	8,567,598,234	-	-
Short-Term Funds	138,906,046	138,906,046	-	-
Total Investments in Securities:	$ 11,209,895,569	$ 9,963,930,846	$ 1,245,870,483	$ 94,240
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(140,380)
Total Unrealized Gain (Loss)	(132,716)
Cost of Purchases	490,698
Proceeds of Sales	(123,362)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 94,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (132,716)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $11,544,243,081. Net unrealized depreciation aggregated $334,347,512, of which $394,941,842 related to appreciated investment securities and $729,289,354 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912877.101

SUO-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 12.0%
American Century Equity Growth Fund	222,153	$ 4,734,082
BNY Mellon Large Capital Stock Fund	44,867	363,869
Clipper Fund	8,141	515,519
Dreyfus Appreciation Fund, Inc.	727,163	29,428,301
Dreyfus Disciplined Stock Fund	5,866	168,530
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,462,968	142,606,932
Fidelity Advisor Large Cap Fund Institutional Class (c)	175,653	3,184,589
Fidelity Dividend Growth Fund (c)	13,157	341,947
Fidelity Large Cap Core Enhanced Index Fund (c)	6,818,884	60,142,561
Fidelity Mega Cap Stock Fund Institutional Class (c)	7,429,945	74,002,247
Oakmark Fund Class I	8,390	350,517
Oakmark Select Fund Class I	318,523	8,991,914
Oppenheimer Main Street Fund Class A	9,559	303,678
TOTAL LARGE BLEND FUNDS		325,134,686
Large Growth Funds - 4.2%
Fidelity Contrafund (c)	1,617	110,453
Fidelity Growth Company Fund (c)	3,986	339,998
Fidelity OTC Portfolio (a)(c)	813,558	45,559,260
PowerShares QQQ Trust ETF	1,210,500	68,296,410
T. Rowe Price Growth Stock Fund Advisor Class (a)	12,083	384,492
TOTAL LARGE GROWTH FUNDS		114,690,613
Large Value Funds - 11.2%
Allianz NFJ Dividend Value Fund Class D	2,296,531	25,813,010
American Beacon Large Cap Value Fund Plan Ahead Class	12,924	229,666
American Century Equity Income Fund Investor Class	100,208	716,485
American Century Income & Growth Fund Investor Class	1,444,324	34,851,529
Artisan Opportunistic Value Fund Investor Shares	2,153,512	21,879,678
BlackRock Basic Value Fund, Inc. Investor A Class	18,642	456,163
BlackRock Equity Dividend Fund Investor A Class	7,840,814	140,742,609
Franklin Equity Income Fund - A Class	20,783	342,924
Franklin Mutual Shares Fund Class A	9,169	181,364
Hotchkis and Wiley Diversified Value Fund	33,504	302,545
Hotchkis and Wiley Large Cap Value Fund Class A	184,059	2,799,543
Oppenheimer Equity Income Fund, Inc. Class A	41,213	916,981
T. Rowe Price Value Fund Advisor Class	13,737	306,740
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
The Yacktman Fund	3,853,233	$ 67,277,452
Yacktman Focused Fund	411,395	7,680,746
TOTAL LARGE VALUE FUNDS		304,497,435
Mid-Cap Blend Funds - 0.0%
Royce Value Fund Service Class	19,570	233,667
Mid-Cap Growth Funds - 3.6%
Janus Enterprise Fund (a)	5,988	350,243
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	1,745,284	61,172,219
Munder Mid-Cap Core Growth Fund Class A (a)	1,272,288	35,725,848
TOTAL MID-CAP GROWTH FUNDS		97,248,310
Mid-Cap Value Funds - 0.4%
American Century Mid Cap Value Fund Investor Class	11,920	144,834
JPMorgan Value Advantage Fund Select Class	569,029	10,293,740
RidgeWorth Mid-Cap Value Equity I Shares	11,867	128,759
TOTAL MID-CAP VALUE FUNDS		10,567,333
Sector Funds - 65.9%
Allianz RCM Technology Fund - Administrative Class (a)	5,970	271,912
Consumer Discretionary Select Sector SPDR ETF	346,700	13,431,158
Consumer Staples Select Sector SPDR ETF	1,328,200	42,369,580
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	1,956,601	141,129,615
Fidelity Advisor Materials Fund Institutional Class (c)	99,579	6,373,033
Fidelity Air Transportation Portfolio (c)	54,568	1,999,370
Fidelity Automotive Portfolio (c)	139,711	4,572,730
Fidelity Banking Portfolio (a)(c)	2,957,368	45,839,208
Fidelity Biotechnology Portfolio (a)(c)	4,570	381,487
Fidelity Brokerage & Investment Management Portfolio (c)	276,838	11,330,993
Fidelity Chemicals Portfolio (c)	555,876	53,241,850
Fidelity Communications Equipment Portfolio (a)(c)	676,873	15,513,936
Fidelity Computers Portfolio (a)(c)	1,270,448	70,027,072
Fidelity Consumer Discretionary Portfolio (c)	2,159,917	50,002,070
Fidelity Consumer Finance Portfolio (c)	3,350,736	37,260,184
Fidelity Defense & Aerospace Portfolio (c)	398,415	31,136,110
Fidelity Electronics Portfolio (c)	876,866	39,555,438
Fidelity Energy Portfolio (c)	2,408,879	123,840,485
Fidelity Energy Service Portfolio (a)(c)	649,886	44,907,097
Fidelity Financial Services Portfolio (c)	7,089	347,804
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Gold Portfolio (c)	2,855	$ 142,268
Fidelity Health Care Portfolio (c)	88,727	11,690,724
Fidelity Industrial Equipment Portfolio (c)	1,606,978	51,262,590
Fidelity Industrials Portfolio (c)	3,150,935	69,793,211
Fidelity Insurance Portfolio (c)	1,512,513	67,382,452
Fidelity IT Services Portfolio (c)	2,758,194	59,687,324
Fidelity Leisure Portfolio (c)	536,085	50,933,416
Fidelity Medical Delivery Portfolio (a)(c)	1,072,740	59,247,456
Fidelity Medical Equipment & Systems Portfolio (c)	14,437	381,434
Fidelity Multimedia Portfolio (c)	408,403	17,320,356
Fidelity Natural Gas Portfolio (c)	10,369	328,801
Fidelity Natural Resources Portfolio (c)	127,652	4,252,091
Fidelity Pharmaceuticals Portfolio (c)	6,471,580	85,813,154
Fidelity Real Estate Investment Portfolio (c)	133,075	3,539,796
Fidelity Retailing Portfolio (c)	972,136	52,359,220
Fidelity Software & Computer Services Portfolio (c)	663,331	56,144,295
Fidelity Technology Portfolio (a)(c)	374,463	33,462,002
Fidelity Telecom and Utilities Fund (c)	4,291,297	72,737,484
Fidelity Telecommunications Portfolio (c)	350,138	15,343,043
Fidelity Transportation Portfolio (c)	22,361	1,153,615
Fidelity Utilities Portfolio (c)	329,166	17,508,324
Franklin Gold and Precious Metals Fund Class A	2,895	125,815
Franklin Utilities Advisor Fund	1,111,692	14,607,633
Health Care Select Sector SPDR ETF	517,800	17,537,886
Industrial Select Sector SPDR ETF	1,788,700	60,619,043
iShares Cohen & Steers Realty Majors ETF	122,700	8,303,109
iShares Dow Jones Transportation Average Index ETF	118,500	10,476,585
iShares Dow Jones U.S. Basic Materials Sector Index ETF	130,400	8,758,968
iShares Dow Jones U.S. Energy Sector Index ETF	1,551,840	62,709,854
iShares Dow Jones U.S. Utilities Sector Index ETF	113,500	9,768,945
KBW Regional Banking ETF	404,900	9,555,640
Prudential Financial Services Fund Class A	23,855	259,061
SPDR Financial Select Sector ETF	1,070,000	13,706,700
SPDR S&P Retail ETF	641,600	33,286,208
T. Rowe Price Real Estate Fund Advisor Class	3,379,204	60,893,250
T. Rowe Price Science & Tech Fund Advisor Class (a)	322,184	8,499,206
Technology Select Sector SPDR ETF	148,200	3,790,956
TOTAL SECTOR FUNDS		1,786,913,047
Equity Funds - continued
	Shares	Value
Small Blend Funds - 0.3%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class (c)	438,213	$ 7,896,597
Natixis Vaughan Nelson Small Cap Value Fund Class A	8,614	180,726
TOTAL SMALL BLEND FUNDS		8,077,323
Small Growth Funds - 0.1%
Fidelity Small Cap Growth Fund (c)	166,440	2,473,303
Janus Triton Fund	10,221	173,043
TOTAL SMALL GROWTH FUNDS		2,646,346
Small Value Funds - 2.3%
Northern Small Cap Value Fund	2,956,796	43,878,859
Victory Small Co. Opportunity Fund Class A	628,787	18,939,065
TOTAL SMALL VALUE FUNDS		62,817,924
TOTAL EQUITY FUNDS (Cost $2,531,221,885)		2,712,826,684
Short-Term Funds - 0.3%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $8,644,716)	8,644,716	8,644,716
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,539,866,601)		2,721,471,400
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,132,356)
NET ASSETS - 100%		$ 2,713,339,044
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 153,324,760	$ 110,637,224	$ 132,344,577	$ 351,976	$ 141,129,615
Fidelity Advisor Diversified Stock Fund Institutional Class	66,155,594	89,070,896	13,200,000	-	142,606,932
Fidelity Advisor Large Cap Fund Institutional Class	42,685,422	-	37,871,950	-	3,184,589
Fidelity Advisor Materials Fund Institutional Class	4,696,733	5,500,000	4,000,000	-	6,373,033
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	3,240,673	15,000,000	10,000,000	-	7,896,597
Fidelity Air Transportation Portfolio	615,182	2,566,871	1,090,000	715	1,999,370
Fidelity Automotive Portfolio	4,619,113	11,670,972	9,555,870	-	4,572,730
Fidelity Banking Portfolio	78,092,437	78,900,000	93,800,000	-	45,839,208
Fidelity Biotechnology Portfolio	549,752	9,000,000	8,600,000	-	381,487
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Brokerage & Investment Management Portfolio	$ 36,554,810	$ 46,760,403	$ 63,500,000	$ -	$ 11,330,993
Fidelity Chemicals Portfolio	51,219,863	56,123,054	50,000,000	13,525	53,241,850
Fidelity Communications Equipment Portfolio	69,390,581	13,000,000	56,000,000	-	15,513,936
Fidelity Computers Portfolio	36,104,621	73,800,000	33,000,000	-	70,027,072
Fidelity Consumer Discretionary Portfolio	37,519,550	28,539,646	12,000,000	-	50,002,070
Fidelity Consumer Finance Portfolio	12,874,903	26,148,383	-	6,881	37,260,184
Fidelity Contrafund	67,886,922	-	63,062,189	-	110,453
Fidelity Defense & Aerospace Portfolio	-	32,434,903	-	-	31,136,110
Fidelity Dividend Growth Fund	-	16,001,010	13,000,000	813	341,947
Fidelity Electronics Portfolio	38,437,482	24,003,963	19,000,576	3,388	39,555,438
Fidelity Energy Portfolio	105,586,091	70,127,544	23,587,617	110,965	123,840,485
Fidelity Energy Service Portfolio	57,851,511	44,700,000	54,261,355	-	44,907,097
Fidelity Financial Services Portfolio	51,546,427	-	49,200,000	-	347,804
Fidelity Gold Portfolio	10,286,039	31,005,723	38,400,000	-	142,268
Fidelity Growth Company Fund	4,501,054	-	4,000,000	-	339,998
Fidelity Health Care Portfolio	79,550,510	50,112,637	122,189,152	-	11,690,724
Fidelity Industrial Equipment Portfolio	55,961,276	22,408,280	19,400,000	125,239	51,262,590
Fidelity Industrials Portfolio	88,446,633	31,369,664	38,605,130	152,180	69,793,211
Fidelity Insurance Portfolio	58,698,548	15,035,191	-	35,191	67,382,452
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity IT Services Portfolio	$ 8,953,341	$ 54,340,460	$ 3,000,000	$ -	$ 59,687,324
Fidelity Large Cap Core Enhanced Index Fund	-	60,100,000	-	-	60,142,561
Fidelity Leisure Portfolio	21,757,467	32,810,944	5,200,000	21,455	50,933,416
Fidelity Medical Delivery Portfolio	23,634,667	51,080,478	17,885,929	-	59,247,456
Fidelity Medical Equipment & Systems Portfolio	-	61,924,293	55,000,000	-	381,434
Fidelity Mega Cap Stock Fund Institutional Class	115,037,725	27,674,388	65,496,575	403,642	74,002,247
Fidelity Multimedia Portfolio	40,512,823	220,409	18,792,977	8,478	17,320,356
Fidelity Natural Gas Portfolio	-	28,038,380	23,000,000	38,380	328,801
Fidelity Natural Resources Portfolio	74,910,355	17,161,521	79,108,811	23,074	4,252,091
Fidelity OTC Portfolio	-	89,968,615	38,200,000	-	45,559,260
Fidelity Pharmaceuticals Portfolio	57,531,863	37,974,120	11,600,000	158,055	85,813,154
Fidelity Real Estate Investment Portfolio	40,556,787	5,028,287	39,344,637	28,287	3,539,796
Fidelity Retailing Portfolio	4,947,468	45,789,663	-	6,450	52,359,220
Fidelity Small Cap Growth Fund	-	11,145,218	6,597,617	-	2,473,303
Fidelity Software & Computer Services Portfolio	43,560,054	55,891,075	43,000,000	-	56,144,295
Fidelity Technology Portfolio	109,663,231	-	63,747,021	-	33,462,002
Fidelity Telecom and Utilities Fund	91,360,586	46,090,342	66,530,000	2,583,089	72,737,484
Fidelity Telecommunications Portfolio	14,423,835	28,909,468	28,300,000	9,468	15,343,043
Fidelity Transportation Portfolio	43,993,793	988,799	43,682,192	7,333	1,153,615
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Utilities Portfolio	$ 227,282	$ 26,200,497	$ 10,000,000	$ 497	$ 17,508,324
Total	$ 1,907,467,764	$ 1,585,253,321	$ 1,588,154,175	$ 4,089,081	$ 1,744,599,425
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $2,539,989,286. Net unrealized appreciation aggregated $181,482,114, of which $223,650,163 related to appreciated investment securities and $42,168,049 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

1.912861.101

SMC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 37.0%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.4%
Dana Holding Corp. (a)	213,897	$ 2,665,157
Lear Corp.	85,451	3,582,960
Tenneco, Inc. (a)	63,445	1,837,367
TRW Automotive Holdings Corp. (a)	34,025	1,111,257
		9,196,741
Automobiles - 0.1%
Harley-Davidson, Inc.	77,450	2,847,837
Distributors - 0.2%
LKQ Corp. (a)	81,652	2,492,836
Pool Corp.	56,560	1,725,080
		4,217,916
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	40,712	1,560,084
Sotheby's Class A (Ltd. vtg.)	35,372	1,111,035
Weight Watchers International, Inc.	25,247	1,483,766
		4,154,885
Hotels, Restaurants & Leisure - 1.2%
Ameristar Casinos, Inc.	96,475	1,688,313
Brinker International, Inc.	114,525	2,757,762
Choice Hotels International, Inc.	38,611	1,385,749
Darden Restaurants, Inc.	45,784	2,184,355
Dunkin' Brands Group, Inc. (a)	52,200	1,320,660
Hyatt Hotels Corp. Class A (a)	116,108	4,143,895
Interval Leisure Group, Inc. (a)	119,712	1,677,165
Jack in the Box, Inc. (a)	69,708	1,429,014
Life Time Fitness, Inc. (a)	46,538	1,895,493
Penn National Gaming, Inc. (a)	82,500	3,061,575
Scientific Games Corp. Class A (a)	130,600	1,123,160
Six Flags Entertainment Corp.	57,441	2,182,758
Vail Resorts, Inc.	89,856	3,998,592
Wendy's Co.	174,500	865,520
Wyndham Worldwide Corp.	38,825	1,376,346
		31,090,357
Household Durables - 0.2%
Ethan Allen Interiors, Inc.	119,442	2,424,673
Skullcandy, Inc. (a)	37,450	555,009
SodaStream International Ltd.	28,843	860,964
Toll Brothers, Inc. (a)	41,205	836,874
		4,677,520
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Shutterfly, Inc. (a)	44,075	$ 1,193,551
Leisure Equipment & Products - 0.1%
Brunswick Corp.	64,342	1,198,048
Hasbro, Inc.	21,870	783,165
		1,981,213
Media - 0.2%
Focus Media Holding Ltd. ADR (a)	67,816	1,255,952
Interpublic Group of Companies, Inc.	83,040	778,915
Knology, Inc. (a)	104,891	1,494,697
Regal Entertainment Group Class A	57,770	823,223
		4,352,787
Multiline Retail - 0.6%
Family Dollar Stores, Inc.	88,906	5,282,795
JCPenney Co., Inc.	135,847	4,352,538
Macy's, Inc.	133,525	4,316,863
		13,952,196
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	15,020	719,608
Advance Auto Parts, Inc.	12,500	865,250
ANN, Inc. (a)	93,841	2,201,510
Chico's FAS, Inc.	68,400	711,360
Dick's Sporting Goods, Inc.	59,353	2,333,166
DSW, Inc. Class A	66,459	2,990,655
Express, Inc.	75,453	1,712,029
Foot Locker, Inc.	479,129	11,302,653
GameStop Corp. Class A (a)	63,802	1,475,102
Group 1 Automotive, Inc.	37,677	1,850,317
Monro Muffler Brake, Inc.	45,325	1,819,799
OfficeMax, Inc. (a)	205,700	956,505
PetSmart, Inc.	19,690	950,043
Pier 1 Imports, Inc. (a)	274,850	3,735,212
RadioShack Corp.	79,000	906,920
Signet Jewelers Ltd.	82,525	3,654,207
Talbots, Inc. (a)	90,200	179,498
Teavana Holdings, Inc. (a)	35,565	710,233
The Children's Place Retail Stores, Inc. (a)	39,309	2,117,576
The Men's Wearhouse, Inc.	114,250	3,179,578
The Pep Boys - Manny, Moe & Jack	46,600	529,376
Tractor Supply Co.	26,192	1,891,848
Urban Outfitters, Inc. (a)	64,960	1,752,621
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	104,163	$ 3,834,240
Williams-Sonoma, Inc.	46,126	1,742,179
		54,121,485
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	19,700	783,469
Deckers Outdoor Corp. (a)	14,540	1,584,060
Hanesbrands, Inc. (a)	18,980	467,477
Maidenform Brands, Inc. (a)	67,256	1,240,201
PVH Corp.	46,964	3,188,386
Steven Madden Ltd. (a)	58,656	2,091,673
Under Armour, Inc. Class A (sub. vtg.) (a)	25,600	2,082,048
Vera Bradley, Inc. (a)	38,513	1,478,899
		12,916,213
TOTAL CONSUMER DISCRETIONARY		144,702,701
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	165,425	3,220,825
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	69,595	3,714,981
Fresh Market, Inc.	35,934	1,409,691
Ruddick Corp.	39,122	1,559,012
United Natural Foods, Inc. (a)	54,198	2,077,409
		8,761,093
Food Products - 0.6%
B&G Foods, Inc. Class A	89,678	1,989,955
Chiquita Brands International, Inc. (a)	38,950	323,675
Diamond Foods, Inc.	30,410	843,878
Flowers Foods, Inc.	19,150	378,596
Green Mountain Coffee Roasters, Inc. (a)	5,490	287,841
Hain Celestial Group, Inc. (a)	166,232	6,207,103
Lancaster Colony Corp.	30,946	2,178,598
Smithfield Foods, Inc. (a)	154,275	3,778,195
		15,987,841
Household Products - 0.1%
Church & Dwight Co., Inc.	47,648	2,108,424
Spectrum Brands Holdings, Inc. (a)	15,350	430,107
		2,538,531
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.3%
Herbalife Ltd.	31,825	$ 1,759,923
Nu Skin Enterprises, Inc. Class A	98,477	4,701,292
		6,461,215
TOTAL CONSUMER STAPLES		36,969,505
ENERGY - 3.0%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	39,103	1,603,223
Dresser-Rand Group, Inc. (a)	37,965	1,976,838
Dril-Quip, Inc. (a)	28,337	2,015,611
FMC Technologies, Inc. (a)	39,258	2,055,549
Helmerich & Payne, Inc.	25,545	1,455,043
ION Geophysical Corp. (a)	116,400	676,284
Lufkin Industries, Inc.	23,589	1,653,117
McDermott International, Inc. (a)	84,045	950,549
Oil States International, Inc. (a)	96,945	7,295,111
Pacific Drilling SA (a)	32,600	271,884
Patterson-UTI Energy, Inc.	86,823	1,825,019
Rowan Companies, Inc. (a)	19,790	671,079
Superior Energy Services, Inc. (a)	134,975	4,010,107
TETRA Technologies, Inc. (a)	141,600	1,299,888
		27,759,302
Oil, Gas & Consumable Fuels - 1.9%
Arch Coal, Inc.	122,570	2,008,922
Berry Petroleum Co. Class A	7,900	346,652
Bill Barrett Corp. (a)	41,545	1,620,255
Brigham Exploration Co. (a)	67,905	2,473,779
Cabot Oil & Gas Corp.	56,500	5,005,335
Concho Resources, Inc. (a)	3,600	365,832
Denbury Resources, Inc. (a)	263,260	4,449,094
Energen Corp.	133,430	6,767,570
Energy XXI (Bermuda) Ltd. (a)	38,980	1,225,531
HollyFrontier Corp.	34,480	801,660
James River Coal Co. (a)	133,992	1,110,794
Kodiak Oil & Gas Corp. (a)	152,768	1,356,580
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	0
Northern Oil & Gas, Inc. (a)	28,240	691,598
Pioneer Natural Resources Co.	4,070	384,778
Plains Exploration & Production Co. (a)	47,978	1,707,057
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	47,750	$ 3,424,153
Resolute Energy Corp. (a)	212,188	2,875,147
SandRidge Energy, Inc. (a)	214,736	1,578,310
SM Energy Co.	30,900	2,456,241
Swift Energy Co. (a)	32,360	951,060
Ultra Petroleum Corp. (a)	65,369	2,301,642
Western Refining, Inc. (a)	132,975	1,581,073
		45,483,063
TOTAL ENERGY		73,242,365
FINANCIALS - 6.3%
Capital Markets - 0.9%
Affiliated Managers Group, Inc. (a)	46,739	4,420,107
Fortress Investment Group LLC (a)	268,121	911,611
FXCM, Inc. Class A	36,800	370,944
GFI Group, Inc.	83,070	353,048
Greenhill & Co., Inc.	19,797	763,372
Invesco Ltd.	255,750	5,178,938
Raymond James Financial, Inc.	276,828	8,252,243
Stifel Financial Corp. (a)	31,383	994,841
		21,245,104
Commercial Banks - 1.7%
CIT Group, Inc. (a)	130,026	4,402,680
City National Corp.	8,200	347,844
Comerica, Inc.	76,870	1,938,661
Fifth Third Bancorp	602,521	7,284,479
FirstMerit Corp.	48,510	708,731
Fulton Financial Corp.	317,900	2,975,544
Huntington Bancshares, Inc.	426,867	2,241,052
IBERIABANK Corp.	27,100	1,350,122
Investors Bancorp, Inc. (a)	206,226	2,823,234
KeyCorp	1,121,791	8,177,856
Prosperity Bancshares, Inc.	87,700	3,507,123
Regions Financial Corp.	66,960	275,206
Signature Bank, New York (a)	41,031	2,397,441
SVB Financial Group (a)	38,479	1,810,052
TCF Financial Corp.	83,000	834,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Texas Capital Bancshares, Inc. (a)	32,700	$ 943,722
Umpqua Holdings Corp.	90,400	1,130,000
		43,148,727
Consumer Finance - 0.5%
DFC Global Corp. (a)	64,360	1,168,134
Discover Financial Services	289,520	6,896,366
SLM Corp.	382,325	4,924,346
		12,988,846
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc.	29,960	445,505
Leucadia National Corp.	171,210	4,009,738
		4,455,243
Insurance - 1.1%
Arch Capital Group Ltd. (a)	93,650	3,537,161
Assurant, Inc.	20,920	820,901
Brown & Brown, Inc.	81,026	1,690,202
Delphi Financial Group, Inc. Class A	24,680	678,700
Lincoln National Corp.	240,250	4,848,245
Platinum Underwriters Holdings Ltd.	22,800	785,004
ProAssurance Corp.	27,651	2,201,296
Reinsurance Group of America, Inc.	14,280	735,420
W.R. Berkley Corp.	89,939	3,067,819
White Mountains Insurance Group Ltd.	10,685	4,534,714
XL Group PLC Class A	241,000	4,969,420
		27,868,882
Real Estate Investment Trusts - 1.7%
American Campus Communities, Inc.	23,410	920,949
American Capital Agency Corp.	87,690	2,515,826
BioMed Realty Trust, Inc.	296,375	5,278,439
Brandywine Realty Trust (SBI)	258,100	2,248,051
CBL & Associates Properties, Inc.	261,250	3,733,263
Colonial Properties Trust (SBI)	85,500	1,696,320
CommonWealth REIT	118,303	1,980,392
Digital Realty Trust, Inc.	17,115	1,086,803
Douglas Emmett, Inc.	54,250	975,415
DuPont Fabros Technology, Inc.	83,700	1,885,761
Essex Property Trust, Inc.	9,630	1,279,346
Home Properties, Inc.	93,375	5,132,824
Plum Creek Timber Co., Inc.	149,018	5,489,823
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Post Properties, Inc.	29,380	$ 1,174,906
SL Green Realty Corp.	54,040	3,557,994
Summit Hotel Properties, Inc.	176,600	1,486,972
The Macerich Co.	30,574	1,531,757
		41,974,841
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	19,360	1,247,171
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	7,900	171,351
First Niagara Financial Group, Inc.	99,900	879,120
Northwest Bancshares, Inc.	153,462	1,905,998
		2,956,469
TOTAL FINANCIALS		155,885,283
HEALTH CARE - 3.9%
Biotechnology - 0.5%
Acorda Therapeutics, Inc. (a)	46,687	1,080,804
Affymax, Inc. (a)	37,180	195,939
Alkermes PLC (a)	26,645	407,402
Amarin Corp. PLC ADR (a)	25,400	177,292
Anthera Pharmaceuticals, Inc. (a)	5,490	31,952
BioMarin Pharmaceutical, Inc. (a)	87,108	3,015,679
Chelsea Therapeutics International Ltd. (a)	73,230	380,796
Cubist Pharmaceuticals, Inc. (a)	27,320	1,053,732
Human Genome Sciences, Inc. (a)	68,032	521,805
Idenix Pharmaceuticals, Inc. (a)	50,400	383,040
Incyte Corp. (a)	116,204	1,600,129
ONYX Pharmaceuticals, Inc. (a)	20,500	904,050
Pharmasset, Inc. (a)	14,035	1,838,445
Regeneron Pharmaceuticals, Inc. (a)	1,710	101,608
United Therapeutics Corp. (a)	24,235	991,454
		12,684,127
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	77,860	1,907,570
Analogic Corp.	6,750	378,068
Conceptus, Inc. (a)	33,550	367,540
DENTSPLY International, Inc.	12,770	461,125
HeartWare International, Inc. (a)	23,492	1,620,948
Hologic, Inc. (a)	36,150	636,602
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Insulet Corp. (a)	172,762	$ 3,209,918
Mako Surgical Corp. (a)	46,522	1,339,834
Masimo Corp.	68,511	1,415,437
Meridian Bioscience, Inc.	64,121	1,226,635
Orthofix International NV (a)	3,000	102,810
Sirona Dental Systems, Inc. (a)	158,016	7,022,231
Steris Corp.	50,589	1,521,211
Symmetry Medical, Inc. (a)	56,400	441,612
The Cooper Companies, Inc.	25,525	1,563,662
Volcano Corp. (a)	36,000	888,120
Wright Medical Group, Inc. (a)	7,980	117,146
Zoll Medical Corp. (a)	43,966	2,023,755
		26,244,224
Health Care Providers & Services - 1.5%
Assisted Living Concepts, Inc. Class A	192,824	2,649,402
Catalyst Health Solutions, Inc. (a)	30,859	1,605,285
Centene Corp. (a)	67,851	2,626,512
Chemed Corp.	45,199	2,425,378
Coventry Health Care, Inc. (a)	62,141	1,984,784
Hanger Orthopedic Group, Inc. (a)	9,170	146,720
Health Management Associates, Inc. Class A (a)	748,284	6,150,894
Health Net, Inc. (a)	191,550	5,964,867
HMS Holdings Corp. (a)	63,372	1,922,073
IPC The Hospitalist Co., Inc. (a)	33,815	1,558,872
MEDNAX, Inc. (a)	24,142	1,627,171
Omnicare, Inc.	14,150	461,432
PSS World Medical, Inc. (a)	61,416	1,497,322
Team Health Holdings, Inc. (a)	108,332	2,378,971
Universal Health Services, Inc. Class B	48,492	1,950,348
VCA Antech, Inc. (a)	56,329	1,107,428
Wellcare Health Plans, Inc. (a)	3,240	189,378
		36,246,837
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	161,464	3,142,089
Quality Systems, Inc.	34,799	1,230,145
		4,372,234
Life Sciences Tools & Services - 0.3%
Affymetrix, Inc. (a)	119,900	541,948
Bruker BioSciences Corp. (a)	88,818	1,112,001
Cambrex Corp. (a)	126,619	874,937
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Charles River Laboratories International, Inc. (a)	37,900	$ 1,074,465
Covance, Inc. (a)	28,480	1,307,517
PAREXEL International Corp. (a)	61,690	1,236,885
PerkinElmer, Inc.	62,044	1,173,872
Sequenom, Inc. (a)	16,630	69,513
Techne Corp.	20,810	1,404,467
		8,795,605
Pharmaceuticals - 0.3%
Endo Pharmaceuticals Holdings, Inc. (a)	9,060	310,124
Medicis Pharmaceutical Corp. Class A	114,975	3,753,934
Optimer Pharmaceuticals, Inc. (a)	90,300	1,040,256
Salix Pharmaceuticals Ltd. (a)	49,373	2,179,324
		7,283,638
TOTAL HEALTH CARE		95,626,665
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.0%
AAR Corp.	90,198	1,647,015
AeroVironment, Inc. (a)	21,900	668,169
BE Aerospace, Inc. (a)	19,610	763,810
Ceradyne, Inc. (a)	27,100	805,954
Esterline Technologies Corp. (a)	34,543	1,860,831
Hexcel Corp. (a)	82,219	2,048,897
Spirit AeroSystems Holdings, Inc. Class A (a)	281,416	5,490,426
Teledyne Technologies, Inc. (a)	21,800	1,235,624
Textron, Inc.	63,300	1,229,919
TransDigm Group, Inc. (a)	44,024	4,244,794
Triumph Group, Inc.	68,910	4,099,456
		24,094,895
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	107,610	4,546,523
Forward Air Corp.	49,912	1,602,175
Hub Group, Inc. Class A (a)	55,574	1,654,994
		7,803,692
Airlines - 0.0%
Copa Holdings SA Class A	4,600	296,976
Building Products - 0.1%
Owens Corning (a)	93,975	2,697,083
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	61,500	$ 1,611,915
Clean Harbors, Inc. (a)	44,261	2,654,332
Corrections Corp. of America (a)	86,743	1,821,603
Covanta Holding Corp.	67,200	1,003,296
Fuel Tech, Inc. (a)	14,318	82,901
Multi-Color Corp.	11,910	312,280
Tetra Tech, Inc. (a)	81,573	1,826,419
The Geo Group, Inc. (a)	79,545	1,407,947
Waste Connections, Inc.	91,375	2,994,359
		13,715,052
Construction & Engineering - 0.4%
KBR, Inc.	229,250	6,625,325
MasTec, Inc. (a)	139,975	2,241,000
		8,866,325
Electrical Equipment - 0.6%
AMETEK, Inc.	83,141	3,561,760
Encore Wire Corp.	129,099	3,346,246
GrafTech International Ltd. (a)	103,998	1,501,731
Hubbell, Inc. Class B	17,000	1,112,140
Thomas & Betts Corp. (a)	79,051	4,111,443
Woodward, Inc.	57,704	2,443,187
		16,076,507
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	31,730	1,415,158
Machinery - 1.8%
Actuant Corp. Class A	96,022	2,200,824
AGCO Corp. (a)	16,690	763,568
Barnes Group, Inc.	102,973	2,565,057
Colfax Corp. (a)	30,440	892,196
Commercial Vehicle Group, Inc. (a)	30,370	340,144
Crane Co.	38,896	1,866,619
ESCO Technologies, Inc.	38,200	1,035,220
Flowserve Corp.	9,300	955,761
ITT Corp.	36,100	728,137
Kennametal, Inc.	43,504	1,657,937
Lincoln Electric Holdings, Inc.	48,235	1,904,318
Lindsay Corp.	28,395	1,604,034
Manitowoc Co., Inc.	62,500	691,875
Navistar International Corp. (a)	55,530	2,067,382
Nordson Corp.	18,720	880,963
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	27,300	$ 1,487,577
Pentair, Inc.	74,575	2,836,087
RBC Bearings, Inc. (a)	48,773	2,060,659
SPX Corp.	32,491	2,059,929
Timken Co.	116,175	4,880,512
Trinity Industries, Inc.	242,240	6,923,219
Twin Disc, Inc.	2,400	101,760
WABCO Holdings, Inc. (a)	38,426	1,806,406
Wabtec Corp.	37,596	2,565,927
		44,876,111
Marine - 0.0%
Danaos Corp. (a)	70,347	232,145
Seaspan Corp.	29,100	304,968
		537,113
Professional Services - 0.2%
CoStar Group, Inc. (a)	38,780	2,580,421
FTI Consulting, Inc. (a)	25,600	1,097,984
IHS, Inc. Class A (a)	21,244	1,877,545
		5,555,950
Road & Rail - 0.6%
AMERCO (a)	19,805	1,544,790
Genesee & Wyoming, Inc. Class A (a)	38,248	2,335,805
Hertz Global Holdings, Inc. (a)	330,250	3,735,128
Ryder System, Inc.	131,100	6,853,908
		14,469,631
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	68,450	2,363,579
United Rentals, Inc. (a)	75,175	2,115,425
Watsco, Inc.	27,709	1,759,522
WESCO International, Inc. (a)	32,355	1,648,811
		7,887,337
TOTAL INDUSTRIALS		148,291,830
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.7%
ADTRAN, Inc.	26,680	881,240
Arris Group, Inc. (a)	109,200	1,173,900
Aruba Networks, Inc. (a)	65,186	1,375,425
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Brocade Communications Systems, Inc. (a)	266,600	$ 1,434,308
Ciena Corp. (a)	222,158	2,690,333
Comverse Technology, Inc. (a)	104,700	685,785
Finisar Corp. (a)	170,394	3,142,065
Infinera Corp. (a)	126,200	870,780
Juniper Networks, Inc. (a)	36,690	833,230
NETGEAR, Inc. (a)	49,930	1,896,841
Polycom, Inc. (a)	101,288	1,711,767
Powerwave Technologies, Inc. (a)	25,800	59,856
Riverbed Technology, Inc. (a)	49,832	1,295,632
Sierra Wireless, Inc. (a)	72,000	486,720
		18,537,882
Computers & Peripherals - 0.2%
Seagate Technology	167,700	2,867,670
Western Digital Corp. (a)	48,045	1,396,668
		4,264,338
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	143,435	4,272,929
CTS Corp.	64,800	551,448
Dolby Laboratories, Inc. Class A (a)	17,500	576,100
Fabrinet (a)	54,941	779,613
Itron, Inc. (a)	30,800	1,091,244
LeCroy Corp. (a)	39,300	355,665
Littelfuse, Inc.	33,625	1,571,633
Mercury Computer Systems, Inc. (a)	37,000	510,230
Molex, Inc. Class A (non-vtg.)	174,715	3,658,532
Tech Data Corp. (a)	84,753	4,172,390
Trimble Navigation Ltd. (a)	50,228	2,163,822
		19,703,606
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	11,510	332,754
Ancestry.com, Inc. (a)	97,514	2,312,057
Cornerstone OnDemand, Inc.	104,625	1,686,555
Digital River, Inc. (a)	59,900	957,801
Equinix, Inc. (a)	9,240	924,185
IAC/InterActiveCorp	58,068	2,431,888
Keynote Systems, Inc.	25,100	460,083
LogMeIn, Inc. (a)	55,257	2,376,604
Open Text Corp. (a)	30,047	1,713,058
OpenTable, Inc. (a)	24,683	873,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RightNow Technologies, Inc. (a)	51,644	$ 2,216,560
SPS Commerce, Inc. (a)	109,604	2,570,214
ValueClick, Inc. (a)	426,918	6,600,152
VistaPrint Ltd. (a)	43,679	1,428,740
WebMD Health Corp. (a)	27,883	1,009,922
		27,893,611
IT Services - 0.5%
Acxiom Corp. (a)	89,300	1,110,892
Alliance Data Systems Corp. (a)	20,284	2,077,284
Convergys Corp. (a)	73,200	945,744
CoreLogic, Inc. (a)	132,000	1,752,960
DST Systems, Inc.	31,400	1,492,442
Gartner, Inc. Class A (a)	54,865	2,075,543
Genpact Ltd. (a)	28,900	449,973
Lender Processing Services, Inc.	78,400	1,486,464
Sapient Corp.	75,380	925,666
VeriFone Systems, Inc. (a)	28,987	1,271,080
		13,588,048
Semiconductors & Semiconductor Equipment - 1.4%
Atmel Corp. (a)	327,277	2,902,947
Avago Technologies Ltd.	22,100	661,232
Brooks Automation, Inc.	206,675	1,971,680
Cavium, Inc. (a)	57,884	1,889,334
Cymer, Inc. (a)	36,080	1,613,498
Cypress Semiconductor Corp.	71,075	1,355,400
FormFactor, Inc. (a)	62,400	369,408
Hittite Microwave Corp. (a)	32,212	1,752,655
Intersil Corp. Class A	81,000	861,030
Mellanox Technologies Ltd. (a)	63,796	2,233,498
MEMC Electronic Materials, Inc. (a)	145,000	604,650
Microsemi Corp. (a)	98,492	1,749,218
Novellus Systems, Inc. (a)	57,110	1,977,148
ON Semiconductor Corp. (a)	190,191	1,432,138
PMC-Sierra, Inc. (a)	249,967	1,397,316
Power Integrations, Inc.	52,393	1,841,614
Semtech Corp. (a)	79,195	1,837,324
Skyworks Solutions, Inc. (a)	85,236	1,390,199
Spansion, Inc. Class A (a)	55,500	485,070
Standard Microsystems Corp. (a)	33,300	833,499
Teradyne, Inc. (a)	181,901	2,448,387
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ultratech, Inc. (a)	46,300	$ 1,074,160
Volterra Semiconductor Corp. (a)	66,659	1,633,146
		34,314,551
Software - 2.3%
Accelrys, Inc. (a)	97,600	695,888
ANSYS, Inc. (a)	31,920	1,978,082
Aspen Technology, Inc. (a)	114,057	2,035,917
BroadSoft, Inc. (a)	100,494	3,525,330
Cadence Design Systems, Inc. (a)	573,300	6,271,902
Check Point Software Technologies Ltd. (a)	8,900	492,526
CommVault Systems, Inc. (a)	52,157	2,588,552
Compuware Corp. (a)	91,140	752,816
DemandTec, Inc. (a)	53,220	404,472
Electronic Arts, Inc. (a)	128,200	2,972,958
Fair Isaac Corp.	53,738	1,954,451
Fortinet, Inc. (a)	85,897	2,060,669
Informatica Corp. (a)	93,632	4,209,227
Interactive Intelligence Group, Inc. (a)	43,729	975,157
Manhattan Associates, Inc. (a)	53,196	2,401,267
MICROS Systems, Inc. (a)	92,419	4,359,404
Nice Systems Ltd. sponsored ADR (a)	71,028	2,385,120
Parametric Technology Corp. (a)	67,108	1,397,860
Pegasystems, Inc.	15,290	441,575
QLIK Technologies, Inc. (a)	64,654	1,769,580
Quest Software, Inc. (a)	78,286	1,414,628
RealPage, Inc. (a)	62,731	1,570,157
Rovi Corp. (a)	19,100	530,025
SeaChange International, Inc. (a)	81,817	655,354
SolarWinds, Inc. (a)	115,321	3,781,376
Sourcefire, Inc. (a)	13,250	438,840
Tangoe, Inc. (a)	76,905	1,044,370
Verint Systems, Inc. (a)	53,200	1,505,028
Websense, Inc. (a)	67,312	1,219,020
		55,831,551
TOTAL INFORMATION TECHNOLOGY		174,133,587
MATERIALS - 2.0%
Chemicals - 0.8%
Airgas, Inc.	10,520	809,514
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	19,470	$ 1,082,921
Cabot Corp.	57,930	1,922,117
Chemtura Corp. (a)	81,100	944,815
Cytec Industries, Inc.	19,300	910,188
Huntsman Corp.	221,775	2,424,001
Innophos Holdings, Inc.	40,350	1,987,238
Innospec, Inc. (a)	11,570	336,224
Intrepid Potash, Inc. (a)	47,792	1,106,863
Olin Corp.	88,089	1,673,691
Rockwood Holdings, Inc. (a)	93,410	4,162,350
Solutia, Inc. (a)	213,938	3,405,893
		20,765,815
Containers & Packaging - 0.3%
Ball Corp.	29,695	1,042,591
Boise, Inc.	219,800	1,312,206
Crown Holdings, Inc. (a)	48,900	1,579,959
Greif, Inc. Class A	29,539	1,377,108
Sealed Air Corp.	74,000	1,303,880
Silgan Holdings, Inc.	55,259	2,151,785
		8,767,529
Metals & Mining - 0.7%
Allied Nevada Gold Corp. (a)	19,085	684,961
AuRico Gold, Inc. (a)	116,471	1,167,051
Carpenter Technology Corp.	37,381	2,023,807
Compass Minerals International, Inc.	8,870	679,886
Detour Gold Corp. (a)	22,649	660,184
Globe Specialty Metals, Inc.	30,245	451,558
Kaiser Aluminum Corp.	90,329	4,209,331
Molycorp, Inc. (a)	20,646	698,867
Noranda Aluminium Holding Corp.	300,200	2,467,644
Royal Gold, Inc.	5,240	426,798
Schnitzer Steel Inds, Inc. Class A	65,445	3,035,994
Walter Energy, Inc.	5,370	385,029
		16,891,110
Paper & Forest Products - 0.2%
MeadWestvaco Corp.	129,375	3,861,844
TOTAL MATERIALS		50,286,298
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	9,190	$ 156,322
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)	24,680	43,930
NII Holdings, Inc. (a)	4,190	96,412
SBA Communications Corp. Class A (a)	117,201	4,792,349
		4,932,691
TOTAL TELECOMMUNICATION SERVICES		5,089,013
UTILITIES - 1.2%
Electric Utilities - 0.3%
ITC Holdings Corp.	66,906	4,945,692
PNM Resources, Inc.	51,975	993,242
Portland General Electric Co.	25,290	633,515
UIL Holdings Corp.	13,980	487,063
		7,059,512
Gas Utilities - 0.2%
ONEOK, Inc.	49,290	4,098,956
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	349,000	949,280
Ormat Technologies, Inc.	57,400	1,089,452
The AES Corp. (a)	43,720	528,138
		2,566,870
Multi-Utilities - 0.4%
CMS Energy Corp.	255,800	5,351,336
NiSource, Inc.	211,775	4,851,765
OGE Energy Corp.	15,690	830,942
		11,034,043
Water Utilities - 0.2%
American Water Works Co., Inc.	196,165	6,094,847
TOTAL UTILITIES		30,854,228
TOTAL COMMON STOCKS (Cost $908,182,097)		915,081,475
Equity Funds - 58.3%
	Shares	Value
Mid-Cap Blend Funds - 6.1%
FMI Common Stock Fund	3,422,540	$ 82,072,519
Royce Value Fund Service Class	5,670,833	67,709,748
TOTAL MID-CAP BLEND FUNDS		149,782,267
Mid-Cap Growth Funds - 4.0%
Champlain Mid Capital Fund	3,417,749	38,552,205
Royce Premier Fund	3,029,545	61,378,589
TOTAL MID-CAP GROWTH FUNDS		99,930,794
Sector Funds - 3.7%
FBR Small Cap Financial Fund	265,622	4,374,786
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,335,942	54,809,522
Fidelity Utilities Portfolio (c)	453,635	24,128,838
John Hancock Regional Bank Fund Class A	432,554	5,406,923
SPDR S&P Oil & Gas Exploration & Production ETF	47,800	2,637,126
TOTAL SECTOR FUNDS		91,357,195
Small Blend Funds - 16.6%
Dreyfus Advantage Funds, Inc.	182	4,659
Natixis Vaughan Nelson Small Cap Value Fund Class A	3,679,973	77,205,838
Perritt MicroCap Opportunities Fund (a)	594,642	14,122,756
Royce Low Priced Stock Fund Service Class	262	4,227
Royce Micro-Cap Fund Service Class	2,787,640	43,738,070
RS Partners Fund Class A (a)	2,043,095	63,049,900
T. Rowe Price Small-Cap Value Fund	1,510,416	53,604,676
Vanguard Small-Capital ETF	1,821,400	128,244,763
Wells Fargo Small Cap Value Fund Class A	959,396	29,060,092
TOTAL SMALL BLEND FUNDS		409,034,981
Small Growth Funds - 19.7%
Aston/TAMRO Small Cap Fund Class N	2,111,761	43,333,334
Baron Small Cap Fund	3,049,183	70,466,613
Buffalo Small Cap Fund (a)	1,246,667	31,266,406
Champlain Small Company Fund Advisor Class (a)	5,833,622	88,787,724
JPMorgan Small Capital Equity Fund Class A	39	1,357
MFS New Discovery Fund A Shares	2,734,609	60,024,663
Perimeter Small Cap Growth Fund Investor Shares (a)	1,472,169	15,884,702
RS Emerging Growth Fund Class A (a)	1,723,918	72,370,088
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
The Brown Capital Management Small Co. Fund Institutional Shares	1,697,196	$ 76,424,746
William Blair Small Cap Growth Fund Class N (a)	1,332,940	27,058,684
TOTAL SMALL GROWTH FUNDS		485,618,317
Small Value Funds - 8.2%
Fidelity Small Cap Value Fund (c)	3,341,946	46,486,471
Goldman Sachs Small Cap Value Fund Class A	1,862,576	72,659,075
Royce Opportunity Fund Service Class (a)	2,312,487	23,194,244
Rydex/SGI Mid Cap Value Fund Class A	2,044,762	61,138,370
TOTAL SMALL VALUE FUNDS		203,478,160
TOTAL EQUITY FUNDS (Cost $1,223,599,258)		1,439,201,714
Short-Term Funds - 4.6%

Fidelity Institutional Money Market Portfolio Class I (c)	5	5
SSgA US Treasury Money Market Fund, 0% (b)	112,917,505	112,917,505
TOTAL SHORT-TERM FUNDS (Cost $112,917,510)		112,917,510
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,244,698,865)		2,467,200,699
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,818,304
NET ASSETS - 100%		$ 2,469,019,003
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
395 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	$ 34,882,450	$ 1,513,449
512 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	37,719,040	2,097,664
TOTAL EQUITY INDEX CONTRACTS		$ 72,601,490	$ 3,611,113
The face value of futures purchased as a percentage of net assets is 2.9%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 78,835,549	$ 1,541,921	$ 20,000,000	$ 19,436	$ 54,809,522
Fidelity Institutional Money Market Portfolio Class I	56,635	40	56,670	39	5
Fidelity Small Cap Value Fund	68,736,149	2,665,930	17,000,000	-	46,486,471
Fidelity Utilities Portfolio	35,286,929	77,199	13,000,000	77,199	24,128,838
Total	$ 182,915,262	$ 4,285,090	$ 50,056,670	$ 96,674	$ 125,424,836
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $2,248,875,997. Net unrealized appreciation aggregated $218,324,702, of which $309,790,018 related to appreciated investment securities and $91,465,316 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2011

Strategic Advisers, Inc.

A Fidelity Investments Company

1.912853.101

SUI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 22.6%
Fidelity Advisor Diversified Stock Fund Institutional Class	3,466,076	$ 52,233,763
Fidelity Advisor Large Cap Fund Institutional Class	6,580	119,290
Fidelity Large Cap Core Enhanced Index Fund	3,085,420	27,213,406
Fidelity Mega Cap Stock Fund Institutional Class	4,840,979	48,216,149
TOTAL LARGE BLEND FUNDS		127,782,608
Large Growth Funds - 5.6%
Fidelity Advisor Growth & Income Fund Institutional Class	6,143	105,407
Fidelity Blue Chip Growth Fund	1,546	66,699
Fidelity Contrafund	2,270	155,010
Fidelity Growth Discovery Fund	4,161	57,498
Fidelity New Millennium Fund	5,233	155,154
Fidelity OTC Portfolio (a)	546,526	30,605,482
Fidelity Trend Fund	2,544	173,050
TOTAL LARGE GROWTH FUNDS		31,318,300
Sector Funds - 71.6%
Fidelity Advisor Consumer Staples Fund Institutional Class	665,517	48,003,737
Fidelity Advisor Materials Fund Institutional Class	115,809	7,411,786
Fidelity Advisor Real Estate Fund Institutional Class	206,267	3,388,965
Fidelity Air Transportation Portfolio	3,546	129,937
Fidelity Automotive Portfolio	1,369	44,819
Fidelity Banking Portfolio (a)	715,635	11,092,347
Fidelity Biotechnology Portfolio (a)	57,640	4,811,191
Fidelity Brokerage & Investment Management Portfolio	1,288	52,711
Fidelity Chemicals Portfolio	121,094	11,598,362
Fidelity Communications Equipment Portfolio (a)	2,470	56,613
Fidelity Computers Portfolio (a)	230,970	12,731,087
Fidelity Consumer Discretionary Portfolio	531,374	12,301,306
Fidelity Consumer Finance Portfolio	948,967	10,552,517
Fidelity Defense & Aerospace Portfolio	150,816	11,786,279
Fidelity Electronics Portfolio	55,616	2,508,854
Fidelity Energy Portfolio	891,620	45,838,179
Fidelity Energy Service Portfolio (a)	1,468	101,473
Fidelity Environmental & Alternative Energy Portfolio	538	8,411
Fidelity Financial Services Portfolio	1,162	57,012
Fidelity Gold Portfolio	11,757	585,971
Fidelity Health Care Portfolio	74,652	9,836,195
Fidelity Industrial Equipment Portfolio	257,371	8,210,127
Fidelity Industrials Portfolio	1,220,650	27,037,391
Fidelity Insurance Portfolio	485,325	21,621,212
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity IT Services Portfolio	364,639	$ 7,890,784
Fidelity Leisure Portfolio	80,345	7,633,587
Fidelity Medical Delivery Portfolio (a)	134,468	7,426,687
Fidelity Medical Equipment & Systems Portfolio	5,464	144,354
Fidelity Multimedia Portfolio	110,163	4,672,008
Fidelity Natural Gas Portfolio	11,172	354,274
Fidelity Natural Resources Portfolio	58,303	1,942,069
Fidelity Pharmaceuticals Portfolio	1,542,849	20,458,175
Fidelity Real Estate Investment Portfolio	530,613	14,114,307
Fidelity Retailing Portfolio	508,196	27,371,432
Fidelity Software & Computer Services Portfolio	163,654	13,851,696
Fidelity Technology Portfolio (a)	63,200	5,647,590
Fidelity Telecom and Utilities Fund	1,260,208	21,360,518
Fidelity Telecommunications Portfolio	2,786	122,062
Fidelity Transportation Portfolio	124,950	6,446,151
Fidelity Utilities Portfolio	137,931	7,336,535
Fidelity Wireless Portfolio	1,074,319	8,229,284
TOTAL SECTOR FUNDS		404,767,995
Small Blend Funds - 0.2%
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	68,163	1,228,290
TOTAL EQUITY FUNDS (Cost $543,140,225)		565,097,193
Fixed-Income Funds - 0.0%

Sector Funds - 0.0%
Fidelity Real Estate Income Fund (Cost $68,590)	6,811	69,952
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $543,208,815)		565,167,145
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,017)
NET ASSETS - 100%		$ 565,147,128
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $543,274,689. Net unrealized appreciation aggregated $21,892,456, of which $35,875,244 related to appreciated investment securities and $13,982,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.918362.101

SAE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Emerging Markets Funds - 99.0%
Aberdeen Emerging Markets Institutional Fund	14,562,439	$ 193,243,568
Acadian Emerging Market Portfolio Institutional Class	8,106,437	137,971,561
Eaton Vance Parametric Structured Emerging Markets Fund Class A	6,601,297	87,467,180
Fidelity Emerging Markets Fund (b)	11,194,520	243,704,707
GMO Emerging Markets Fund Class IV	17,114,818	199,729,928
Invesco Developing Markets Fund Class A	2,632,510	78,869,998
Lazard Emerging Markets Portfolio Institutional Class	14,438,027	268,691,684
Oppenheimer Developing Markets Fund Class A	2,701,554	83,748,184
SSgA Emerging Markets Fund	6,534,204	122,124,269
T. Rowe Price Emerging Markets Stock Fund	7,310,836	218,667,115
Vanguard Emerging Markets ETF	667,110	27,218,088
TOTAL EMERGING MARKETS FUNDS		1,661,436,282
Europe Stock Funds - 0.8%
Market Vectors Russia ETF	434,300	13,554,503
TOTAL EQUITY FUNDS (Cost $1,932,479,114)		1,674,990,785
Short-Term Funds - 0.2%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $2,990,718)	2,990,718	2,990,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,935,469,832)		1,677,981,503
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,689)
NET ASSETS - 100%		$ 1,677,920,814
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 271,453,025	$ 13,852,244	$ 1,704,301	$ -	$ 243,704,707
Fidelity Select Money Market Portfolio	943	-	943	-	-
Total	$ 271,453,968	$ 13,852,244	$ 1,705,244	$ -	$ 243,704,707
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,936,259,870. Net unrealized depreciation aggregated $258,278,367, of which $808,420 related to appreciated investment securities and $259,086,787 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912843.101

SIL-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 33.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	27,600	$ 834,087
Bridgestone Corp.	53,300	1,235,229
Denso Corp.	15,800	452,628
NHK Spring Co. Ltd.	22,000	200,821
NOK Corp.	13,600	238,510
Pirelli & C SpA	29,500	277,307
		3,238,582
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	23,554	1,771,937
Daihatsu Motor Co. Ltd.	15,000	262,843
Daimler AG (Germany)	19,628	886,534
Fuji Heavy Industries Ltd.	42,000	242,782
Honda Motor Co. Ltd.	74,800	2,374,037
Nissan Motor Co. Ltd.	13,400	123,072
Toyota Motor Corp.	64,900	2,137,467
		7,798,672
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd. (a)	281,600	838,803
William Hill PLC	59,500	188,720
		1,027,523
Household Durables - 0.1%
PDG Realty SA Empreendimentos e Participacoes	63,200	234,864
Sekisui House Ltd.	51,000	448,232
		683,096
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	693	743,625
Start Today Co. Ltd.	14,300	277,146
		1,020,771
Leisure Equipment & Products - 0.1%
Nikon Corp.	11,700	273,985
SHIMANO, Inc.	3,800	187,139
		461,124
Media - 0.4%
British Sky Broadcasting Group PLC	61,800	741,965
CyberAgent, Inc.	126	418,317
ITV PLC	290,200	294,897
Pearson PLC	20,500	372,518
Reed Elsevier NV	44,086	519,045
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
UBM PLC	35,500	$ 279,683
WPP PLC	60,511	636,392
		3,262,817
Multiline Retail - 0.3%
Lifestyle International Holdings Ltd.	104,500	246,049
Next PLC	8,800	370,265
PPR SA	11,700	1,748,403
		2,364,717
Specialty Retail - 0.5%
ABC-Mart, Inc.	9,800	364,413
Carphone Warehouse Group PLC	106,000	550,640
H&M Hennes & Mauritz AB (B Shares)	27,978	884,883
Inditex SA	13,042	1,104,695
Kingfisher PLC	117,500	471,338
Sanrio Co. Ltd.	5,400	280,930
Yamada Denki Co. Ltd.	2,800	202,559
		3,859,458
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	8,200	575,883
Billabong International Ltd.	181,141	709,162
Burberry Group PLC	27,300	544,127
Christian Dior SA	3,100	399,305
Compagnie Financiere Richemont SA Series A	2,968	159,885
LVMH Moet Hennessy - Louis Vuitton	8,452	1,324,368
		3,712,730
TOTAL CONSUMER DISCRETIONARY		27,429,490
CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	36,997	2,212,548
Coca-Cola West Co. Ltd.	14,700	249,165
Diageo PLC	75,324	1,613,805
Pernod Ricard SA	6,260	589,212
SABMiller PLC	21,300	748,792
Treasury Wine Estates Ltd.	160,812	662,247
		6,075,769
Food & Staples Retailing - 0.6%
Distribuidora Internacional de Alimentacion SA (a)	48,700	219,177
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Lawson, Inc.	5,000	$ 296,152
Metro AG	8,460	415,820
Seven & i Holdings Co., Ltd.	53,700	1,499,523
Sundrug Co. Ltd.	11,500	364,285
Tesco PLC	122,600	779,639
Wesfarmers Ltd.	23,972	769,738
		4,344,334
Food Products - 1.6%
Danone	37,120	2,446,547
Nestle SA	107,937	6,043,763
Toyo Suisan Kaisha Ltd.	12,000	295,308
Unilever NV (Certificaten Van Aandelen) (Bearer)	72,400	2,466,208
Unilever PLC	42,800	1,438,194
		12,690,020
Household Products - 0.1%
Reckitt Benckiser Group PLC	11,900	601,176
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	80,400	3,732,317
Imperial Tobacco Group PLC	19,156	687,851
Japan Tobacco, Inc.	460	2,207,717
		6,627,885
TOTAL CONSUMER STAPLES		30,339,184
ENERGY - 3.2%
Energy Equipment & Services - 0.6%
Aker Solutions ASA	30,200	351,941
AMEC PLC	31,928	435,186
Saipem SpA	45,042	2,000,506
Transocean Ltd. (Switzerland)	29,165	1,260,145
WorleyParsons Ltd.	10,419	286,170
		4,333,948
Oil, Gas & Consumable Fuels - 2.6%
BG Group PLC	167,565	3,572,536
BP PLC	348,169	2,522,369
ENI SpA	84,300	1,785,529
Galp Energia SGPS SA Class B	22,211	371,014
INPEX Corp.	72	486,126
Oil Search Ltd. ADR	65,332	437,741
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Origin Energy Ltd.	58,316	$ 879,737
Repsol YPF SA	33,132	997,125
Royal Dutch Shell PLC:
Class A (United Kingdom)	156,322	5,469,040
Class B	53,092	1,913,757
StatoilHydro ASA	25,100	649,166
Total SA	26,950	1,390,575
		20,474,715
TOTAL ENERGY		24,808,663
FINANCIALS - 6.9%
Capital Markets - 0.5%
ICAP PLC	26,700	148,881
Macquarie Group Ltd.	42,419	1,062,559
UBS AG (a)	222,450	2,739,651
		3,951,091
Commercial Banks - 3.4%
Australia & New Zealand Banking Group Ltd.	100,065	2,126,112
Banco Bilbao Vizcaya Argentaria SA	165,197	1,391,730
Banco Santander SA (Spain)	57,507	431,709
Barclays PLC	799,748	2,304,588
BNP Paribas SA	47,540	1,882,739
Commonwealth Bank of Australia	41,900	2,098,210
Danske Bank A/S (a)	88,334	1,229,189
DBS Group Holdings Ltd.	181,000	1,800,228
HSBC Holdings PLC (United Kingdom)	381,354	2,975,681
Industrial Bank of Korea	17,790	236,656
Intesa Sanpaolo SpA	360,110	594,271
KBC Groupe SA	12,906	143,953
Lloyds Banking Group PLC (a)	2,401,800	940,196
Mitsubishi UFJ Financial Group, Inc.	393,900	1,725,511
Mizrahi Tefahot Bank Ltd.	51,400	422,112
National Australia Bank Ltd.	37,818	946,993
Societe Generale Series A	44,217	1,074,332
Sumitomo Mitsui Financial Group, Inc.	94,500	2,628,826
United Overseas Bank Ltd.	43,860	531,871
Westpac Banking Corp.	44,654	975,604
		26,460,511
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.6%
ASX Ltd.	7,818	$ 248,116
Deutsche Boerse AG	12,200	744,168
IG Group Holdings PLC	18,600	140,641
ING Groep NV (Certificaten Van Aandelen) (a)	227,700	1,776,071
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,730	257,685
ORIX Corp.	12,750	1,075,919
		4,242,600
Insurance - 1.5%
AEGON NV (a)	308,300	1,346,007
Ageas	170,700	298,214
AIA Group Ltd.	183,200	575,811
Allianz AG	22,621	2,340,133
Aviva PLC	246,900	1,212,257
AXA SA	82,020	1,181,586
NKSJ Holdings, Inc.	13,200	260,924
QBE Insurance Group Ltd.	27,723	397,112
Resolution Ltd.	137,900	509,886
Sampo OYJ (A Shares)	28,900	751,501
Sony Financial Holdings, Inc.	27,800	459,863
Storebrand ASA (A Shares)	104,100	564,033
Suncorp-Metway Ltd.	82,450	718,484
T&D Holdings, Inc.	23,600	230,019
Tokio Marine Holdings, Inc.	23,700	576,131
		11,421,961
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	52,800	410,427
Capital Shopping Centres Group PLC	41,300	208,125
Unibail-Rodamco	4,600	854,621
Westfield Group unit	188,469	1,627,863
		3,101,036
Real Estate Management & Development - 0.5%
Cheung Kong Holdings Ltd.	75,000	858,269
Henderson Land Development Co. Ltd.	128,000	636,803
Mitsubishi Estate Co. Ltd.	40,000	667,817
Mitsui Fudosan Co. Ltd.	65,000	1,054,329
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
New World Development Co. Ltd.	505,000	$ 431,826
Wharf Holdings Ltd.	119,000	582,434
		4,231,478
TOTAL FINANCIALS		53,408,677
HEALTH CARE - 3.1%
Biotechnology - 0.1%
CSL Ltd.	35,724	1,164,897
Health Care Equipment & Supplies - 0.3%
Elekta AB (B Shares)	20,200	855,922
Essilor International SA	5,469	390,333
Nakanishi, Inc.	5,400	479,263
Smith & Nephew PLC	28,700	262,300
Terumo Corp.	3,300	160,770
William Demant Holding A/S (a)	5,300	439,057
		2,587,645
Life Sciences Tools & Services - 0.1%
Lonza Group AG	6,779	414,087
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	20,900	805,724
Bayer AG	16,228	1,063,358
GlaxoSmithKline PLC	141,100	3,128,059
Mitsubishi Tanabe Pharma Corp.	28,100	436,636
Novartis AG	9,739	526,005
Novo Nordisk A/S Series B	17,110	1,942,525
Roche Holding AG (participation certificate)	28,237	4,482,064
Rohto Pharmaceutical Co. Ltd.	26,000	329,403
Sanofi-aventis	60,206	4,211,639
Shire PLC	67,200	2,260,521
Takeda Pharmaceutical Co. Ltd.	24,100	990,011
		20,175,945
TOTAL HEALTH CARE		24,342,574
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Rolls-Royce Group PLC	119,300	1,364,902
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rolls-Royce Group PLC Class C	7,286,400	$ 11,435
Safran SA	24,600	724,978
		2,101,315
Airlines - 0.1%
Deutsche Lufthansa AG	21,340	275,708
Qantas Airways Ltd. (a)	228,911	367,304
		643,012
Building Products - 0.2%
Asahi Glass Co. Ltd.	30,000	256,844
ASSA ABLOY AB (B Shares)	23,800	582,495
Compagnie de St. Gobain	6,000	253,222
JS Group Corp.	20,700	392,632
Wienerberger AG	21,000	221,251
		1,706,444
Construction & Engineering - 0.3%
Chiyoda Corp.	33,000	364,632
Obayashi Corp.	78,000	327,925
VINCI SA	27,710	1,232,767
		1,925,324
Electrical Equipment - 0.3%
Alstom SA	41,366	1,428,099
Mitsubishi Electric Corp.	34,000	321,901
Schneider Electric SA	13,582	766,591
		2,516,591
Industrial Conglomerates - 0.9%
Cookson Group PLC	66,300	515,262
Hutchison Whampoa Ltd.	65,000	570,002
Keppel Corp. Ltd.	141,700	1,052,763
Koninklijke Philips Electronics NV	73,700	1,499,397
Orkla ASA (A Shares)	53,100	404,204
Siemens AG	27,872	2,820,938
		6,862,566
Machinery - 0.8%
Fanuc Corp.	6,600	1,084,510
Fiat Industrial SpA (a)	134,800	1,198,314
GEA Group AG	16,780	493,841
Kubota Corp.	45,000	407,042
Makita Corp.	8,100	283,397
NSK Ltd.	91,000	602,358
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Schindler Holding AG (participation certificate)	5,239	$ 626,271
SMC Corp.	3,200	531,573
Vallourec SA	10,350	705,457
		5,932,763
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	43	293,738
Kawasaki Kisen Kaisha Ltd.	136,000	236,498
Kuehne & Nagel International AG	7,170	870,447
		1,400,683
Professional Services - 0.1%
Adecco SA (Reg.)	6,154	265,562
Experian PLC	37,400	495,391
		760,953
Road & Rail - 0.1%
Tokyu Corp.	84,000	405,048
West Japan Railway Co.	13,600	561,481
		966,529
Trading Companies & Distributors - 0.6%
Itochu Corp.	62,100	631,166
Kloeckner & Co. AG	27,421	358,179
Marubeni Corp.	59,000	364,533
Mitsubishi Corp.	76,000	1,571,383
Mitsui & Co. Ltd.	47,400	747,968
Sumitomo Corp.	34,100	455,227
Travis Perkins PLC	34,200	446,295
Wolseley PLC	14,000	417,680
		4,992,431
Transportation Infrastructure - 0.2%
Kamigumi Co. Ltd.	43,000	352,423
MAp Group unit	342,143	1,227,187
		1,579,610
TOTAL INDUSTRIALS		31,388,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Alcatel-Lucent SA (a)	79,100	$ 132,397
Telefonaktiebolaget LM Ericsson (B Shares)	119,241	1,272,248
		1,404,645
Computers & Peripherals - 0.3%
Fujitsu Ltd.	34,000	180,957
Gemalto NV	6,669	328,149
Toshiba Corp.	373,000	1,724,218
		2,233,324
Electronic Equipment & Components - 0.5%
Hirose Electric Co. Ltd.	2,100	194,345
Hitachi High-Technologies Corp.	11,400	251,760
Hitachi Ltd.	201,000	1,115,475
Keyence Corp.	700	179,134
Kyocera Corp.	5,300	475,792
Murata Manufacturing Co. Ltd.	5,800	343,747
TDK Corp.	27,100	1,384,916
		3,945,169
Internet Software & Services - 0.1%
DeNA Co. Ltd.	5,900	183,188
GREE, Inc.	15,800	530,522
		713,710
Office Electronics - 0.2%
Canon, Inc.	37,800	1,696,011
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV (Netherlands)	8,400	331,664
Elpida Memory, Inc. (a)	54,100	269,618
Infineon Technologies AG	54,780	452,150
Tokyo Electron Ltd.	6,900	377,587
		1,431,019
Software - 0.3%
SAP AG	36,081	2,160,748
TOTAL INFORMATION TECHNOLOGY		13,584,626
MATERIALS - 3.4%
Chemicals - 1.5%
Air Liquide SA	10,100	1,275,308
Air Water, Inc.	22,000	287,446
Akzo Nobel NV	12,860	648,417
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Arkema SA	9,000	$ 650,087
Asahi Kasei Corp.	70,000	424,672
BASF AG	7,258	527,088
Incitec Pivot Ltd.	174,568	603,747
Johnson Matthey PLC	30,300	908,734
JSR Corp.	26,200	510,893
K&S AG	7,400	400,664
Lanxess AG	17,780	990,631
Linde AG	3,254	499,384
Mitsubishi Gas Chemical Co., Inc.	58,000	345,442
Mitsui Chemicals, Inc.	72,000	234,136
Nitto Denko Corp.	7,500	311,792
Shin-Etsu Chemical Co., Ltd.	24,600	1,236,904
Toray Industries, Inc.	46,000	344,903
Umicore SA	28,764	1,231,532
		11,431,780
Construction Materials - 0.1%
CRH PLC	9,700	185,200
HeidelbergCement AG	22,380	938,351
		1,123,551
Metals & Mining - 1.8%
African Minerals Ltd. (a)	41,100	288,970
Anglo American PLC (United Kingdom)	31,700	1,203,950
BHP Billiton Ltd.	99,688	3,735,159
BHP Billiton PLC	46,362	1,426,193
European Goldfields Ltd. (a)	35,400	344,452
Fortescue Metals Group Ltd.	152,024	757,360
Hitachi Metals Ltd.	22,000	247,245
Iluka Resources Ltd.	26,124	421,582
JFE Holdings, Inc.	25,400	467,599
Medusa Mining Ltd.	26,419	162,417
Newcrest Mining Ltd.	33,867	1,235,568
Randgold Resources Ltd.	2,700	287,341
Rio Tinto PLC	27,600	1,453,483
Xstrata PLC	117,300	1,872,202
		13,903,521
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	$ 122,461
TOTAL MATERIALS		26,581,313
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.5%
BT Group PLC	178,100	533,120
Deutsche Telekom AG	150,400	1,948,389
France Telecom SA	49,480	854,147
HKT Trust / HKT Ltd. unit (a)	220,000	133,065
Iliad SA	4,973	605,677
Nippon Telegraph & Telephone Corp.	33,700	1,662,247
Singapore Telecommunications Ltd.	158,000	385,181
TalkTalk Telecom Group PLC	170,000	358,577
Telecom Italia SpA	975,000	1,103,945
Telefonica SA	30,141	566,061
Telenor ASA	124,900	2,130,329
Telstra Corp. Ltd.	169,469	556,847
Vivendi	32,917	757,312
		11,594,897
Wireless Telecommunication Services - 0.8%
KDDI Corp.	103	682,545
NTT DoCoMo, Inc.	138	243,953
SOFTBANK CORP.	26,000	878,249
StarHub Ltd.	72,000	160,865
Vodafone Group PLC	1,653,500	4,477,629
		6,443,241
TOTAL TELECOMMUNICATION SERVICES		18,038,138
UTILITIES - 1.2%
Electric Utilities - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	79,000	442,972
Chubu Electric Power Co., Inc.	44,100	839,646
E.ON AG	57,642	1,422,206
Enel SpA	269,204	1,140,298
Iberdrola SA	107,500	716,107
Power Assets Holdings Ltd.	96,000	719,297
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Public Power Corp. of Greece	47,100	$ 267,739
Tokyo Electric Power Co.	5,400	20,498
		5,568,763
Gas Utilities - 0.1%
Gas Natural SDG SA	27,800	483,426
Independent Power Producers & Energy Traders - 0.1%
International Power PLC	157,421	828,628
Multi-Utilities - 0.3%
GDF Suez	21,500	600,536
National Grid PLC	159,700	1,569,921
		2,170,457
TOTAL UTILITIES		9,051,274
TOTAL COMMON STOCKS (Cost $288,385,119)		258,972,160
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Volkswagen AG	15,700	2,693,217
Media - 0.1%
ProSiebenSat.1 Media AG	24,100	472,523
TOTAL CONSUMER DISCRETIONARY		3,165,740
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	194,100	189,678
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,269,976)		3,355,418
Equity Funds - 65.2%

Foreign Large Blend Funds - 45.1%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,553,072	103,604,062
Fidelity Canada Fund (c)	80,493	4,181,603
Equity Funds - continued
	Shares	Value
Foreign Large Blend Funds - continued
Fidelity Diversified International Fund (c)	4,500,876	$ 120,218,398
Fidelity International Discovery Fund (c)	4,255,846	121,887,433
TOTAL FOREIGN LARGE BLEND FUNDS		349,891,496
Foreign Large Growth Funds - 8.1%
Fidelity International Capital Appreciation Fund (c)	5,398,624	62,678,029
Foreign Large Value Funds - 3.7%
Fidelity International Value Fund (c)	4,254,870	29,103,312
Foreign Small Mid Growth Funds - 1.2%
Fidelity International Small Cap Opportunities Fund (c)	1,012,709	9,640,992
Sector Funds - 1.3%
Fidelity International Real Estate Fund (c)	1,362,672	9,974,762
Other - 5.8%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	988,739	9,432,572
Fidelity Japan Fund (c)	2,515,137	24,019,563
Fidelity Japan Smaller Companies Fund (c)	1,304,350	11,491,324
TOTAL OTHER		44,943,459
TOTAL EQUITY FUNDS (Cost $597,109,260)		506,232,050
Short-Term Funds - 0.9%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $6,756,876)	6,756,876	6,756,876
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $895,521,231)		775,316,504
NET OTHER ASSETS (LIABILITIES) - 0.1%		668,783
NET ASSETS - 100%		$ 775,985,287
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 11,604,613	$ 2,965	$ -	$ -	$ 9,432,572
Fidelity Advisor Overseas Fund Institutional Class	123,605,117	4,481,827	1,313,077	-	103,604,062
Fidelity Canada Fund	11,693,873	308,262	6,265,345	-	4,181,603
Fidelity Diversified International Fund	169,429,375	5,661,452	32,887,177	-	120,218,398
Fidelity Emerging Markets Fund	2,596,444	34,079	2,743,198	-	-
Fidelity International Capital Appreciation Fund	79,847,691	388,154	8,308,705	-	62,678,029
Fidelity International Discovery Fund	192,366,122	5,112,552	50,469,604	-	121,887,433
Fidelity International Real Estate Fund	11,882,996	880,239	-	181,656	9,974,762
Fidelity International Small Cap Opportunities Fund	10,358,485	441,863	111,944	-	9,640,992
Fidelity International Value Fund	68,104,543	-	28,308,705	-	29,103,312
Fidelity Japan Fund	28,682,288	1,185,965	388,276	-	24,019,563
Fidelity Japan Smaller Companies Fund	12,468,965	469,716	119,004	-	11,491,324
Fidelity Overseas Fund	4,793,520	-	4,789,079	-	-
Total	$ 727,434,032	$ 18,967,074	$ 135,704,114	$ 181,656	$ 506,232,050
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,595,230	$ 16,494,484	$ 14,100,746	$ -
Consumer Staples	30,339,184	12,531,977	17,807,207	-
Energy	24,808,663	8,988,453	15,820,210	-
Financials	53,408,677	13,498,812	39,909,865	-
Health Care	24,342,574	7,644,821	16,697,753	-
Industrials	31,388,221	13,952,089	17,436,132	-
Information Technology	13,584,626	780,299	12,804,327	-
Materials	26,581,313	11,779,770	14,679,082	122,461
Telecommunication Services	18,227,816	5,800,284	12,427,532	-
Utilities	9,051,274	5,458,940	3,592,334	-
Equity Funds	506,232,050	506,232,050	-	-
Short-Term Funds	6,756,876	6,756,876	-	-
Total Investments in Securities:	$ 775,316,504	$ 609,918,855	$ 165,275,188	$ 122,461
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 293,182
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,721)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 122,461
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (170,721)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $909,523,939. Net unrealized depreciation aggregated $134,207,435, of which $16,156,317 related to appreciated investment securities and $150,363,752 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2011

Strategic Advisers, Inc.
A Fidelity Investments Company

1.912893.101

SSC-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 5.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp.:
5.15% 3/1/20	$ 2,184,000	$ 2,426,662
5.7% 5/15/18	1,615,000	1,832,311
6.4% 3/1/40	1,500,000	1,724,811
6.55% 7/1/39	1,211,000	1,401,201
Discovery Communications LLC 6.35% 6/1/40	1,875,000	2,164,886
NBCUniversal Media LLC:
5.15% 4/30/20	1,382,000	1,494,420
6.4% 4/30/40	2,438,000	2,792,653
News America Holdings, Inc. 7.75% 12/1/45	799,000	923,742
News America, Inc.:
6.15% 3/1/37	2,054,000	2,150,404
6.15% 2/15/41	961,000	1,028,796
Time Warner Cable, Inc.:
4% 9/1/21	7,100,000	6,931,680
5.85% 5/1/17	3,211,000	3,615,608
6.75% 7/1/18	1,413,000	1,641,772
Time Warner, Inc.:
5.375% 10/15/41	516,000	516,119
6.2% 3/15/40	2,433,000	2,652,303
Viacom, Inc.:
3.5% 4/1/17	530,000	542,511
6.75% 10/5/37	1,010,000	1,176,264
		35,016,143
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	1,286,000	1,283,883
TOTAL CONSUMER DISCRETIONARY		36,300,026
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,313,000	1,431,001
Fortune Brands, Inc.:
5.375% 1/15/16	146,000	158,629
5.875% 1/15/36	1,952,000	1,947,364
6.375% 6/15/14	623,000	681,838
		4,218,832
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	$ 3,787,000	$ 4,202,794
6.5% 8/11/17	1,194,000	1,399,503
		5,602,297
Tobacco - 0.1%
Altria Group, Inc.:
9.25% 8/6/19	1,330,000	1,711,791
9.7% 11/10/18	1,409,000	1,843,960
Reynolds American, Inc.:
6.75% 6/15/17	1,810,000	2,053,105
7.25% 6/15/37	2,443,000	2,721,309
		8,330,165
TOTAL CONSUMER STAPLES		18,151,294
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (c)	1,717,000	1,774,052
5.35% 3/15/20 (c)	2,258,000	2,416,640
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	1,549,000	1,584,889
5% 10/1/21	1,212,000	1,204,458
Transocean, Inc.:
5.05% 12/15/16	1,260,000	1,258,816
6.375% 12/15/21	1,664,000	1,663,101
7.35% 12/15/41	315,000	314,987
		10,216,943
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	4,739,000	5,428,216
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,080,025
EQT Corp. 4.875% 11/15/21	843,000	834,127
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	1,643,000	1,662,064
Marathon Petroleum Corp. 5.125% 3/1/21	870,000	885,634
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,497,000	1,718,194
6.85% 1/15/40 (c)	816,000	1,028,977
Nakilat, Inc. 6.067% 12/31/33 (c)	666,000	722,610
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 6.4% 5/15/37	$ 1,035,000	$ 1,056,863
Petro-Canada 6.05% 5/15/18	497,000	582,674
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	1,441,000	1,461,853
5.75% 1/20/20	4,314,000	4,478,001
6.75% 1/27/41	2,700,000	2,940,227
Petroleos Mexicanos 6.5% 6/2/41 (c)	6,743,000	7,265,583
Plains All American Pipeline LP/PAA Finance Corp. 5% 2/1/21	1,776,000	1,882,974
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	988,000	1,062,100
6.75% 9/30/19 (c)	647,000	773,165
Schlumberger Investment SA 3.3% 9/14/21 (c)	1,114,000	1,124,185
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	749,021
4.6% 6/15/21	390,000	399,676
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,786,569
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	555,617
Western Gas Partners LP 5.375% 6/1/21	2,207,000	2,215,938
Williams Partners LP 4.125% 11/15/20	394,000	396,780
		43,091,073
TOTAL ENERGY		53,308,016
FINANCIALS - 2.4%
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	881,000	849,791
5.25% 7/27/21	4,047,000	3,734,729
5.95% 1/18/18	1,219,000	1,210,903
6.75% 10/1/37	2,901,000	2,580,854
JPMorgan Chase Capital XVII 5.85% 8/1/35	460,000	461,543
JPMorgan Chase Capital XX 6.55% 9/29/36	4,414,000	4,397,633
Lazard Group LLC:
6.85% 6/15/17	623,000	653,067
7.125% 5/15/15	1,957,000	2,102,485
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	789,000	611,505
6.875% 4/25/18	1,447,000	1,368,693
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 428,000	$ 410,762
5.5% 7/28/21	2,414,000	2,104,436
6.625% 4/1/18	2,019,000	1,899,186
7.3% 5/13/19	1,209,000	1,189,930
		23,575,517
Commercial Banks - 0.4%
Bank of America NA 5.3% 3/15/17	1,874,000	1,643,491
BB&T Capital Trust IV 6.82% 6/12/77 (f)	148,000	147,630
Credit Suisse (Guernsey) Ltd. 5.86% (d)(f)	1,612,000	1,257,360
Credit Suisse New York Branch 6% 2/15/18	2,126,000	2,058,606
Discover Bank:
7% 4/15/20	1,970,000	2,015,990
8.7% 11/18/19	1,504,000	1,679,190
Export-Import Bank of Korea 5.25% 2/10/14 (c)	861,000	904,202
Fifth Third Bancorp:
3.625% 1/25/16	842,000	843,869
4.5% 6/1/18	520,000	503,501
8.25% 3/1/38	603,000	723,370
Fifth Third Capital Trust IV 6.5% 4/15/67 (f)	1,003,000	967,895
HBOS PLC 6.75% 5/21/18 (c)	773,000	616,933
Huntington Bancshares, Inc. 7% 12/15/20	404,000	447,266
JPMorgan Chase Bank 6% 10/1/17	6,514,000	6,965,772
KeyCorp. 5.1% 3/24/21	754,000	763,417
Korea Development Bank 5.75% 9/10/13	814,000	859,221
Marshall & Ilsley Bank 5% 1/17/17	3,905,000	4,097,540
Regions Bank:
6.45% 6/26/37	2,061,000	1,690,020
7.5% 5/15/18	939,000	901,440
Regions Financial Corp.:
5.75% 6/15/15	277,000	264,881
7.75% 11/10/14	1,190,000	1,204,875
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,131,736
		31,688,205
Consumer Finance - 0.0%
Discover Financial Services 10.25% 7/15/19	956,000	1,131,213
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
0.7183% 1/27/14 (f)	$ 267,000	$ 242,081
5% 10/1/13	99,000	98,979
		1,472,273
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17	3,470,000	3,163,155
BP Capital Markets PLC:
3.125% 10/1/15	2,453,000	2,530,596
4.742% 3/11/21	3,200,000	3,530,720
Capital One Capital V 10.25% 8/15/39	535,000	555,063
Citigroup, Inc.:
3.953% 6/15/16	1,713,000	1,679,376
4.75% 5/19/15	5,000,000	5,024,235
5.5% 4/11/13	5,064,000	5,186,868
6.125% 5/15/18	1,035,000	1,077,628
6.5% 8/19/13	333,000	346,524
JPMorgan Chase & Co.:
4.35% 8/15/21	2,217,000	2,162,047
4.95% 3/25/20	3,248,000	3,341,344
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,762,000	1,784,924
5.35% 4/15/12 (c)	387,000	388,825
5.5% 1/15/14 (c)	1,140,000	1,165,053
TECO Finance, Inc.:
4% 3/15/16	364,000	381,992
5.15% 3/15/20	523,000	575,444
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(f)	893,000	819,328
		33,713,122
Insurance - 0.4%
American International Group, Inc. 4.875% 9/15/16	1,937,000	1,811,852
Aon Corp.:
3.125% 5/27/16	3,625,000	3,633,867
5% 9/30/20	540,000	575,635
6.25% 9/30/40	442,000	522,568
Assurant, Inc. 5.625% 2/15/14	1,017,000	1,058,580
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,666,782
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	2,630,000	2,524,800
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 1,702,000	$ 1,612,010
6.7% 8/15/16 (c)	1,887,000	2,005,311
10.75% 6/15/88 (c)(f)	1,017,000	1,225,485
Lincoln National Corp. 7% 5/17/66 (f)	287,000	256,148
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,083,003
MetLife, Inc.:
5.875% 2/6/41	428,000	454,839
6.75% 6/1/16	1,135,000	1,288,715
New York Life Insurance Co. 6.75% 11/15/39 (c)	533,000	652,822
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	703,000	796,552
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	1,102,000	1,437,172
Prudential Financial, Inc.:
4.5% 11/16/21	1,400,000	1,358,433
4.75% 9/17/15	1,859,000	1,951,617
5.8% 11/16/41	1,400,000	1,345,635
7.375% 6/15/19	438,000	502,289
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,239,000	1,241,613
Unum Group 5.625% 9/15/20	805,000	835,691
		29,841,419
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	195,000	195,812
Camden Property Trust 5.375% 12/15/13	460,000	481,352
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,240,000	1,159,565
5.375% 10/15/12	2,122,000	2,137,779
7.5% 4/1/17	663,000	719,704
9.625% 3/15/16	1,009,000	1,160,779
Duke Realty LP 4.625% 5/15/13	80,000	81,905
Equity One, Inc.:
5.375% 10/15/15	203,000	208,308
6% 9/15/17	822,000	838,932
6.25% 12/15/14	755,000	794,049
6.25% 1/15/17	540,000	562,033
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	693,522
5.9% 4/1/20	351,000	374,725
6% 7/15/12	400,000	407,941
6.2% 1/15/17	307,000	338,433
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 564,000	$ 585,979
6.65% 1/15/18	809,000	860,984
UDR, Inc. 5.5% 4/1/14	1,615,000	1,708,273
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	465,916
		13,775,991
Real Estate Management & Development - 0.6%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,189,845
6.3% 6/1/13	1,166,000	1,215,408
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,475,345
6.125% 4/15/20	473,000	484,919
Brandywine Operating Partnership LP:
5.7% 5/1/17	567,000	580,823
5.75% 4/1/12	807,000	813,858
Colonial Properties Trust:
5.5% 10/1/15	1,516,000	1,537,959
6.875% 8/15/12	837,000	852,050
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,144,234
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,700,247
Duke Realty LP:
5.4% 8/15/14	1,299,000	1,353,842
5.5% 3/1/16	1,275,000	1,323,312
5.95% 2/15/17	389,000	410,673
6.25% 5/15/13	4,463,000	4,666,575
6.5% 1/15/18	1,281,000	1,375,452
ERP Operating LP:
4.75% 7/15/20	3,056,000	3,077,517
5.2% 4/1/13	1,606,000	1,667,797
5.5% 10/1/12	1,538,000	1,582,710
5.75% 6/15/17	437,000	474,223
6.625% 3/15/12	281,000	285,235
Liberty Property LP:
4.75% 10/1/20	1,645,000	1,647,245
5.5% 12/15/16	799,000	856,243
6.375% 8/15/12	550,000	563,701
6.625% 10/1/17	938,000	1,055,574
Post Apartment Homes LP 6.3% 6/1/13	1,384,000	1,443,673
Reckson Operating Partnership LP 6% 3/31/16	310,000	321,120
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP 6.75% 1/15/12	$ 1,481,000	$ 1,489,320
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,209,511
4.2% 2/1/15	511,000	539,960
5.1% 6/15/15	795,000	861,408
Tanger Properties LP:
6.125% 6/1/20	1,306,000	1,422,634
6.15% 11/15/15	3,307,000	3,650,776
		42,273,189
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	835,000	726,265
5.65% 5/1/18	1,325,000	1,165,712
6.5% 8/1/16	1,370,000	1,323,775
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,074,000	1,171,244
		4,386,996
TOTAL FINANCIALS		180,726,712
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	2,500,000	2,410,118
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	1,998,000	2,016,913
Express Scripts, Inc.:
3.125% 5/15/16	1,541,000	1,528,909
6.25% 6/15/14	394,000	431,026
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,029,622
		5,006,470
TOTAL HEALTH CARE		7,416,588
INDUSTRIALS - 0.1%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	297,598	308,371
6.795% 2/2/20	102,391	97,957
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 553,363	$ 547,829
8.36% 1/20/19	1,897,499	1,878,524
		2,832,681
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (f)	755,000	762,550
TOTAL INDUSTRIALS		3,595,231
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,271,837
6.55% 10/1/17	612,000	705,474
		1,977,311
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	678,000	673,862
TOTAL INFORMATION TECHNOLOGY		2,651,173
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	1,812,000	1,793,742
4.25% 11/15/20	980,000	985,055
5.25% 11/15/41	2,829,000	2,756,824
7.6% 5/15/14	3,295,000	3,724,895
		9,260,516
Metals & Mining - 0.1%
ArcelorMittal SA 3.75% 3/1/16	1,404,000	1,303,788
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,827,000	3,827,000
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	1,159,000	1,172,236
		6,303,024
TOTAL MATERIALS		15,563,540
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.55% 8/15/41	$ 2,500,000	$ 2,710,128
6.3% 1/15/38	2,523,000	2,935,659
6.8% 5/15/36	2,099,000	2,562,952
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,063,000	1,380,975
CenturyLink, Inc.:
6.15% 9/15/19	1,651,000	1,588,714
6.45% 6/15/21	1,871,000	1,802,770
7.6% 9/15/39	166,000	156,105
Deutsche Telekom International Financial BV 5.875% 8/20/13	1,249,000	1,328,581
Embarq Corp. 7.995% 6/1/36	614,000	617,413
Telefonica Emisiones SAU 5.855% 2/4/13	325,000	328,966
Verizon Communications, Inc.:
3.5% 11/1/21	3,800,000	3,777,892
6.1% 4/15/18	4,623,000	5,461,793
		24,651,948
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16	2,609,000	2,546,655
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	2,276,000	2,461,467
5.875% 10/1/19	1,592,000	1,753,621
6.35% 3/15/40	498,000	542,181
Sprint Nextel Corp. 6% 12/1/16	100,000	79,750
		7,383,674
TOTAL TELECOMMUNICATION SERVICES		32,035,622
UTILITIES - 0.7%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	853,000	892,444
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,369,000	1,470,411
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,153,000	3,205,299
6.4% 9/15/20 (c)	2,344,000	2,459,137
Edison International 3.75% 9/15/17	940,000	961,255
EDP Finance BV 6% 2/2/18 (c)	1,966,000	1,604,472
FirstEnergy Corp. 7.375% 11/15/31	2,804,000	3,287,589
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,918,000	3,193,121
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 1,070,000	$ 1,048,454
3.75% 11/15/20	211,000	210,520
Pacific Gas & Electric Co. 3.25% 9/15/21	268,000	267,323
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,417,989
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,003,626
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	2,925,128
Wisconsin Electric Power Co. 2.95% 9/15/21	312,000	312,519
		24,259,287
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	732,000	835,051
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	525,775
		1,360,826
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,748,941
Exelon Generation Co. LLC:
4% 10/1/20	1,211,000	1,235,337
5.35% 1/15/14	1,339,000	1,432,797
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	712,597
6.5% 5/1/18	1,354,000	1,541,094
PSEG Power LLC 2.75% 9/15/16	429,000	428,686
		7,099,452
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	509,000	621,345
Dominion Resources, Inc.:
2.6686% 9/30/66 (f)	1,632,000	1,379,752
7.5% 6/30/66 (f)	924,000	970,200
National Grid PLC 6.3% 8/1/16	1,687,000	1,934,559
NiSource Finance Corp.:
4.45% 12/1/21	820,000	827,763
5.4% 7/15/14	353,000	382,477
5.45% 9/15/20	3,370,000	3,655,766
5.8% 2/1/42	1,054,000	1,077,767
5.95% 6/15/41	1,711,000	1,736,405
6.15% 3/1/13	1,800,000	1,894,122
6.25% 12/15/40	336,000	354,998
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.4% 3/15/18	$ 1,146,000	$ 1,315,771
San Diego Gas & Electric Co. 3% 8/15/21	455,000	467,348
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	1,012,000	1,012,000
		17,630,273
TOTAL UTILITIES		50,349,838
TOTAL NONCONVERTIBLE BONDS (Cost $400,787,595)		400,098,040
U.S. Government and Government Agency Obligations - 7.5%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 5.25% 9/15/39	3,937,000	4,940,867
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,099	2,804
2.125% 2/15/41	20,342,056	27,358,472
U.S. Treasury Inflation-Indexed Notes 0.625% 7/15/21	36,726,896	39,024,265
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		66,385,541
U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
3.125% 11/15/41	4,670,000	4,725,456
3.75% 8/15/41	35,018,000	39,832,975
4.375% 5/15/41	34,866,000	43,980,182
U.S. Treasury Notes:
0.375% 6/30/13	22,478,000	22,529,812
0.625% 2/28/13	50,015,000	50,286,581
1.375% 2/15/13	56,365,000	57,170,850
1.5% 12/31/13	94,920,000	97,344,921
2.125% 8/15/21	16,290,000	16,386,730
3.125% 5/15/21	92,908,000	101,886,722
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 5/31/13	$ 22,685,000	$ 23,793,548
3.625% 2/15/20	30,959,000	35,399,697
TOTAL U.S. TREASURY OBLIGATIONS		493,337,474
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $536,230,388)		564,663,882
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae Guaranteed Mortgage pass-thru certificates - 7.9%
2.303% 6/1/36 (f)	35,755	37,656
2.575% 2/1/35 (f)	708,677	751,143
2.636% 7/1/37 (f)	106,315	112,770
3.5% 8/1/25 to 2/1/41	11,156,371	11,617,796
3.5% 12/1/26 (e)	3,800,000	3,948,260
3.5% 12/1/26 (e)	3,800,000	3,948,260
4% 12/1/25 to 11/1/41	54,780,308	57,207,708
4% 12/1/26 (e)	10,000,000	10,497,163
4% 12/1/26 (e)	4,685,950	4,918,918
4% 10/1/41	3,762,643	3,935,388
4% 12/1/41 (e)	13,000,000	13,541,992
4% 12/1/41 (e)	400,000	416,677
4.5% 6/1/24 to 11/1/41 (e)	119,627,657	126,894,900
4.5% 12/1/26 (e)	19,000,000	20,197,384
4.5% 12/1/41 (e)	94,900,000	100,322,244
5% 4/1/18 to 6/1/40	50,664,300	54,426,829
5% 12/1/41 (e)	10,700,000	11,499,291
5% 12/1/41 (e)	1,100,000	1,182,170
5.5% 12/1/30 to 9/1/38	50,802,476	55,255,636
5.5% 12/1/41 (e)	200,000	217,089
5.5% 12/1/41 (e)	100,000	108,544
6% 3/1/22 to 2/1/40	77,461,597	85,281,011
6% 12/1/41 (e)	16,400,000	17,975,866
6% 12/1/41 (e)	10,300,000	11,289,721
6% 12/1/41 (e)	2,700,000	2,959,441
6.5% 2/1/36	48,187	53,514
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		598,597,371
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.8%
3.171% 10/1/35 (f)	$ 49,078	$ 52,291
4% 9/1/41	954,470	997,395
4% 9/1/41 to 11/1/41	21,962,320	23,027,683
4% 12/1/41 (e)	1,000,000	1,039,895
4% 1/1/42 (e)	1,000,000	1,037,825
4.5% 7/1/25 to 10/1/41	62,611,149	66,416,169
5% 7/1/35 to 4/1/41	11,507,647	12,339,395
5.5% 12/1/28 to 1/1/40	23,564,764	25,435,422
5.5% 12/1/41 (e)	200,000	215,901
6% 7/1/37 to 8/1/37	986,226	1,080,577
TOTAL FREDDIE MAC		131,642,553
Ginnie Mae - 2.3%
3.5% 12/1/41 (e)	5,000,000	5,182,571
3.5% 1/1/42 (e)	5,000,000	5,166,555
4% 1/15/25 to 11/15/41	20,211,058	21,603,005
4% 7/15/41	1,122,563	1,201,331
4% 12/1/41 (e)	5,800,000	6,184,093
4% 12/1/41 (e)	5,400,000	5,757,604
4% 12/1/41 (e)	11,200,000	11,941,698
4% 12/1/41 (e)	10,100,000	10,768,852
4% 12/1/41 (e)	1,100,000	1,172,845
4% 1/1/42 (e)	10,100,000	10,739,657
4.5% 1/15/39 to 4/20/41	30,215,246	32,865,833
4.5% 12/1/41 (e)	1,200,000	1,303,814
4.5% 12/1/41 (e)	1,300,000	1,412,465
4.5% 12/1/41 (e)	1,100,000	1,195,163
4.5% 1/1/42 (e)	2,300,000	2,493,855
5% 8/15/39 to 9/15/40	23,916,969	26,377,915
5% 12/1/41 (e)	7,700,000	8,474,910
5% 12/1/41 (e)	7,700,000	8,474,910
5% 1/1/42 (e)	7,700,000	8,458,668
5.5% 12/20/28 to 12/15/38	2,405,236	2,695,880
TOTAL GINNIE MAE		173,471,624
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $896,272,738)		903,711,548
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (f)	$ 210,208	$ 135,594
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.9072% 3/25/34 (f)	54,217	40,609
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (f)	19,637	19,018
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (f)	13,026	55
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (f)	95,000	950
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14	164,000	164,160
Class E, 6.96% 3/8/16 (c)	648,577	649,296
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (f)	13,746	10,792
Series 2004-R2 Class M3, 0.8072% 4/25/34 (f)	21,541	6,848
Series 2005-R2 Class M1, 0.7072% 4/25/35 (f)	331,000	291,739
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (f)	7,674	5,200
Series 2004-W7 Class M1, 0.8072% 5/25/34 (f)	204,000	147,238
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (f)	216,346	55,971
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (f)	224,179	197,278
Capital Auto Receivables Asset Trust Series 2007-1 Class C, 5.38% 11/15/12	67,000	67,915
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (f)	183,000	7,770
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (f)	289,000	88,195
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3172% 6/25/47 (f)	3,077	3,034
Series 2007-4 Class A1A, 0.4596% 9/25/37 (f)	38,748	36,870
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.3008% 3/25/32 (MGIC Investment Corp. Insured) (f)	15,322	1,217
Series 2004-3 Class M4, 1.2272% 4/25/34 (f)	25,557	12,534
Series 2004-4 Class M2, 1.0522% 6/25/34 (f)	94,124	40,858
Series 2005-3 Class MV1, 0.6772% 8/25/35 (f)	66,806	65,149
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (f)	2,891	2,868
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (c)	28,846	28,893
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (f)	6,234	4,036
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (f)	3,381	656
Asset-Backed Securities - continued
	Principal Amount	Value
Franklin Auto Trust Series 2007-1 Class C, 5.43% 2/16/15	$ 71,000	$ 71,018
Fremont Home Loan Trust Series 2005-A Class M4, 0.9372% 1/25/35 (f)	58,000	13,515
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (c)(f)	36,932	35,117
Series 2006-2A:
Class A, 0.429% 11/15/34 (c)(f)	261,239	216,175
Class B, 0.529% 11/15/34 (c)(f)	94,491	60,947
Class C, 0.629% 11/15/34 (c)(f)	157,021	77,726
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (c)(f)	66,342	18,404
Class M1, 0.9072% 6/25/34 (f)	412,000	253,520
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (f)	167,000	6,906
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5772% 8/25/33 (f)	45,947	31,837
Series 2003-3 Class M1, 1.5472% 8/25/33 (f)	113,405	89,322
Series 2003-5 Class A2, 0.9572% 12/25/33 (f)	5,278	3,671
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (f)	4,320	4,288
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (f)	94,352	91,777
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (f)	101,572	82,291
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (f)	231,000	77,371
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (f)	231,000	193,906
Class MV1, 0.4872% 11/25/36 (f)	187,000	91,489
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (f)	100,894	88,492
Series 2006-A Class 2C, 1.5102% 3/27/42 (f)	406,000	108,025
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (f)	13,975	8,606
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (c)	13,591	13,682
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (f)	83,000	2,469
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (f)	126,000	3,292
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0072% 7/25/34 (f)	19,880	12,486
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (f)	71,420	48,131
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (f)	272,560	195,098
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (f)	$ 416,732	$ 298,306
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (f)	9,173	6,871
Series 2004-NC8 Class M6, 1.5072% 9/25/34 (f)	24,009	12,074
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (f)	64,000	40,849
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (f)	66,866	8,418
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3572% 5/25/32 (f)	310,000	659
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (f)	229,000	105,508
Series 2005-D Class M2, 0.7272% 2/25/36 (f)	109,000	10,800
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (f)	4,204	4,095
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (f)	13,059	12,598
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (f)	85,000	29,109
Class M4, 1.7072% 9/25/34 (f)	109,000	24,487
Series 2005-WCH1 Class M3, 0.8172% 1/25/36 (f)	77,000	47,819
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (f)	216,984	1,591
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (f)	815	660
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (c)(f)	89,826	85,936
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (f)	204,000	98,327
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	73,371	75,952
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (f)	4,618	3,037
TOTAL ASSET-BACKED SECURITIES (Cost $5,168,768)		4,851,400
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (f)	209,635	179,942
Series 2004-A Class 2A2, 2.8465% 2/25/34 (f)	26,098	22,157
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (f)	18,414	15,541
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-B: - continued
Class 2A2, 2.8579% 3/25/34 (f)	$ 125,206	$ 110,552
Series 2004-D Class 2A2, 2.8816% 5/25/34 (f)	186,451	160,454
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (f)	159,367	156,562
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	310,000	65,100
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (c)(f)	3,622	3,618
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	854,928	817,525
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (f)	180,608	158,937
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3448% 12/20/54 (f)	682,000	545,600
Class M1, 0.4248% 12/20/54 (f)	179,000	123,510
Series 2007-1:
Class 1M1, 0.5548% 12/20/54 (f)	226,000	155,940
Class 2M1, 0.7548% 12/20/54 (f)	290,000	200,100
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	525,000	550,032
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (f)	308,470	228,379
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (f)	184,812	176,205
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (f)	213,084	191,025
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	125,000	137,342
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (f)	136,634	85,959
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (f)	238,403	154,993
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 0.439% 6/15/22 (c)(f)	237,000	221,595
Class E, 0.459% 6/15/22 (c)(f)	146,000	135,050
Class F, 0.489% 6/15/22 (c)(f)	241,000	220,515
Class H, 0.579% 6/15/22 (c)(f)	109,000	97,010
Class J, 0.619% 6/15/22 (c)(f)	128,000	112,640
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (f)	251,463	227,434
Series 2005-A2 Class A7, 2.6206% 2/25/35 (f)	141,154	132,264
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-A6 Class A4, 2.7758% 10/25/33 (f)	$ 168,326	$ 148,102
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (f)	329,355	249,168
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (f)	455,000	17,926
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5978% 7/10/35 (c)(f)	194,095	135,866
Class B6, 3.0978% 7/10/35 (c)(f)	257,448	162,141
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	109,067	115,154
Series 2004-SL3 Class A1, 7% 8/25/16	5,361	5,361
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (c)(f)	46,293	42,617
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (f)	5,790	3,857
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (f)	66,763	59,128
Series 2003-20 Class 1A1, 5.5% 7/25/33	52,339	52,895
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (f)	524,000	378,480
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (f)	124,235	119,457
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (f)	346,821	282,592
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-W Class A9, 2.6198% 11/25/34 (f)	394,017	350,378
Series 2005-AR2 Class 2A2, 2.7259% 3/25/35 (f)	287,408	235,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,020,908)		7,744,752
Commercial Mortgage Securities - 2.3%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (f)	204,000	208,516
Class A3, 6.8796% 2/14/43 (f)	220,000	226,046
Class A6, 7.45% 2/14/43 (f)	324,000	331,961
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (f)	289,959	306,791
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-3 Class A4, 5.889% 7/10/44	$ 1,724,000	$ 1,866,020
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	583,135
Series 2007-4 Class A3, 5.7926% 2/10/51 (f)	276,000	289,975
Series 2006-6 Class E, 5.619% 10/10/45 (c)	160,000	28,452
Series 2007-2:
Class B, 5.8173% 4/10/49 (f)	227,000	72,892
Class C, 5.655% 4/10/49 (f)	605,000	151,048
Class D, 5.655% 4/10/49 (f)	303,000	32,921
Series 2007-3:
Class A3, 5.6235% 6/10/49 (f)	463,000	481,335
Class A4, 5.6235% 6/10/49 (f)	577,000	609,155
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	607,000	646,792
Series 2004-2:
Class A3, 4.05% 11/10/38	42,036	42,506
Class A4, 4.153% 11/10/38	351,000	364,086
Series 2005-1 Class A3, 4.877% 11/10/42	215,444	215,367
Series 2001-3 Class H, 6.562% 4/11/37 (c)	155,000	155,001
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	129,000	127,555
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	860,000	897,406
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (c)(f)	119,000	114,835
Class D, 0.609% 3/15/22 (c)(f)	121,000	116,765
Class E, 0.649% 3/15/22 (c)(f)	100,000	96,500
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (c)(f)	202,695	193,574
Class E, 0.489% 10/15/19 (c)(f)	201,000	188,940
Class F, 0.559% 10/15/19 (c)(f)	477,000	443,610
Class G, 0.579% 10/15/19 (c)(f)	192,000	169,920
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.6172% 4/25/34 (c)(f)	176,961	147,055
Class B, 2.1572% 4/25/34 (c)(f)	19,808	11,187
Series 2004-2 Class A, 0.6872% 8/25/34 (c)(f)	143,222	117,315
Series 2004-3:
Class A1, 0.6272% 1/25/35 (c)(f)	317,361	238,427
Class A2, 0.6772% 1/25/35 (c)(f)	45,568	31,948
Class M1, 0.7572% 1/25/35 (c)(f)	54,736	31,598
Class M2, 1.2572% 1/25/35 (c)(f)	27,503	13,323
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (c)(f)	$ 251,752	$ 192,408
Class M2, 0.7372% 8/25/35 (c)(f)	21,875	11,729
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (c)(f)	98,481	73,612
Class A2, 0.6572% 11/25/35 (c)(f)	92,195	69,267
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (c)(f)	223,470	158,375
Class M1, 0.7072% 1/25/36 (c)(f)	72,130	40,001
Series 2006-2A Class A1, 0.4872% 7/25/36 (c)(f)	586,219	431,733
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (c)(f)	120,646	76,996
Class A2, 0.5272% 12/25/36 (c)(f)	611,032	363,381
Series 2007-1:
Class A2, 0.5272% 3/25/37 (c)(f)	134,674	74,071
Class B3, 3.6072% 3/25/37 (c)(f)	23,733	593
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (c)(f)	340,557	181,237
Class A2, 0.5772% 7/25/37 (c)(f)	318,851	117,069
Class B1, 1.8572% 7/25/37 (c)(f)	95,805	4,124
Class B2, 2.5072% 7/25/37 (c)(f)	65,785	1,137
Class M1, 0.6272% 7/25/37 (c)(f)	108,529	19,333
Class M4, 0.9072% 7/25/37 (c)(f)	119,008	10,985
Class M5, 1.0072% 7/25/37 (c)(f)	104,787	8,021
Class M6, 1.2572% 7/25/37 (c)(f)	133,977	8,120
Series 2007-3:
Class A2, 0.5472% 7/25/37 (c)(f)	131,541	74,552
Class B1, 1.2072% 7/25/37 (c)(f)	79,409	6,650
Class B2, 1.8572% 7/25/37 (c)(f)	203,676	11,649
Class B3, 4.2572% 7/25/37 (c)(f)	57,309	1,549
Class M1, 0.5672% 7/25/37 (c)(f)	69,710	15,248
Class M2, 0.5972% 7/25/37 (c)(f)	74,560	13,987
Class M3, 0.6272% 7/25/37 (c)(f)	119,417	19,606
Class M4, 0.7572% 7/25/37 (c)(f)	188,521	28,262
Class M5, 0.8572% 7/25/37 (c)(f)	95,776	13,065
Class M6, 1.0572% 7/25/37 (c)(f)	72,741	7,759
Series 2007-4A:
Class B2, 3.7072% 9/25/37 (c)(f)	26,926	269
Class M4, 1.8572% 9/25/37 (c)(f)	115,024	4,601
Class M5, 2.0072% 9/25/37 (c)(f)	115,024	3,451
Class M6, 2.2072% 9/25/37 (c)(f)	115,024	2,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.549% 3/15/22 (c)(f)	$ 514,000	$ 467,257
Class F, 0.599% 3/15/22 (c)(f)	315,000	280,369
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	26,940	27,055
Series 2004-PWR3 Class A3, 4.487% 2/11/41	90,384	92,316
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (f)	162,000	174,113
Series 2006-PW13 Class A3, 5.518% 9/11/41	978,000	1,025,265
Series 2006-T22 Class A4, 5.5329% 4/12/38 (f)	35,000	39,115
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (c)(f)	44,000	20,006
Class C, 5.7153% 6/11/40 (c)(f)	37,000	12,210
Class D, 5.7153% 6/11/40 (c)(f)	37,000	9,250
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (c)(f)	122,754	87,404
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (c)	325,000	336,960
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (c)(f)	45,552	44,883
Class G, 0.5778% 8/15/21 (c)(f)	82,000	79,490
Class H, 0.6178% 8/15/21 (c)(f)	66,000	61,112
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (c)	412,709	387,837
Series 2007-C6:
Class A1, 5.622% 12/10/49 (f)	52,780	52,762
Class A4, 5.6972% 12/10/49 (f)	918,000	994,346
Series 2007-FL3A Class A2, 0.389% 4/15/22 (c)(f)	1,000,000	941,813
Series 2008-C7 Class A2B, 6.072% 12/10/49 (f)	277,000	285,379
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	7,697,000	7,957,828
Series 2007-CD4:
Class A3, 5.293% 12/11/49	270,000	286,351
Class C, 5.476% 12/11/49	522,000	71,114
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (f)	277,000	289,273
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	66,480
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (c)(f)	$ 12,627	$ 11,252
Class H, 0.869% 4/15/17 (c)(f)	27,000	22,170
Series 2005-FL11:
Class C, 0.549% 11/15/17 (c)(f)	211,505	192,469
Class D, 0.589% 11/15/17 (c)(f)	10,974	9,877
Class E, 0.639% 11/15/17 (c)(f)	38,909	34,629
Class F, 0.699% 11/15/17 (c)(f)	29,930	26,338
Class G, 0.749% 11/15/17 (c)(f)	20,618	17,938
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (c)(f)	395,000	358,254
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	2,723	2,733
Series 2006-C8:
Class A3, 5.31% 12/10/46	789,000	815,923
Class A4, 5.306% 12/10/46	3,713,000	3,964,908
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	468,000	454,612
Class AJFX, 5.478% 2/5/19 (c)	828,000	822,019
Series 2007-C9 Class A4, 5.8137% 12/10/49 (f)	613,000	670,426
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,429,000	1,491,387
Series 2006-C5 Class A3, 5.311% 12/15/39	2,730,000	2,876,500
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	554,000	566,351
Series 2007-C3 Class A4, 5.7135% 6/15/39 (f)	167,000	172,576
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	251,000	258,279
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (c)(f)	988,000	711,360
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2002-CP5 Class A1, 4.106% 12/15/35	4,828	4,839
Series 2004-C1:
Class A3, 4.321% 1/15/37	19,863	19,965
Class A4, 4.75% 1/15/37	129,000	135,279
Series 2006-C1 Class A3, 5.4197% 2/15/39 (f)	1,027,392	1,083,843
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (c)(f)	105,000	88,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class C:
0.419% 2/15/22 (c)(f)	$ 299,000	$ 240,775
0.519% 2/15/22 (c)(f)	107,000	80,155
Class F, 0.569% 2/15/22 (c)(f)	213,000	155,470
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(f)	420,000	63,000
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	7,169,000	7,383,468
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (c)(f)	104,000	100,108
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	805,000	849,778
Series 2006-GG7 Class A4, 5.8769% 7/10/38 (f)	2,144,000	2,349,884
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (c)(f)	63,182	59,238
Class F, 0.6875% 6/6/20 (c)(f)	134,000	124,336
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (c)(f)	263,000	252,812
Class D, 2.3636% 3/6/20 (c)(f)	1,737,000	1,661,031
Class H, 3.5846% 3/6/20 (c)(f)	121,000	116,325
Class J, 4.4568% 3/6/20 (c)(f)	174,000	168,582
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	73,905	74,244
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	135,375	136,052
Series 2007-GG10 Class A2, 5.778% 8/10/45	126,079	128,285
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 5.878% 4/15/45 (f)	747,000	824,818
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (c)(f)	156,949	142,824
Class C, 0.459% 11/15/18 (c)(f)	111,726	99,436
Class F, 0.579% 11/15/18 (c)(f)	76,258	63,294
Class G, 0.609% 11/15/18 (c)(f)	66,060	52,848
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	350,000	377,398
Series 2006-LDP8 Class A4, 5.399% 5/15/45	176,000	193,152
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (f)	110,641	113,789
Class A3, 5.336% 5/15/47	7,185,000	7,465,258
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (f)	$ 972,000	$ 1,034,902
Series 2007-CB20 Class A4, 5.794% 2/12/51	1,382,000	1,487,068
Series 2007-LD11 Class A4, 5.8167% 6/15/49 (f)	23,510,461	24,519,060
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	628,000	631,848
Class A3, 5.42% 1/15/49	4,514,000	4,766,436
Series 2006-CB17 Class A3, 5.45% 12/12/43	77,587	78,206
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (f)	24,000	8,713
Class C, 5.7385% 2/12/49 (f)	62,000	18,792
Class D, 5.7385% 2/12/49 (f)	65,000	14,590
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (f)	53,000	7,131
Class CS, 5.466% 1/15/49 (f)	23,000	2,791
Class ES, 5.5379% 1/15/49 (c)(f)	143,000	7,636
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (c)	10,499	10,502
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (f)	4,948,000	5,368,981
Series 1998-C1 Class D, 6.98% 2/18/30	51,014	52,067
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	37,571	37,979
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	34,482	34,505
Series 2006-C7:
Class A2, 5.3% 11/15/38	193,827	194,163
Class A3, 5.347% 11/15/38	206,000	220,889
Series 2007-C1 Class A4, 5.424% 2/15/40	1,687,000	1,813,037
Series 2007-C2 Class A3, 5.43% 2/15/40	1,615,000	1,696,272
Series 2001-C3 Class B, 6.512% 6/15/36	76,786	77,253
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	346,000	370,368
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	314,843
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (c)(f)	88,297	77,701
Class E, 0.539% 9/15/21 (c)(f)	320,310	278,670
Class F, 0.589% 9/15/21 (c)(f)	183,169	157,525
Class G, 0.609% 9/15/21 (c)(f)	361,641	285,696
Class H, 0.649% 9/15/21 (c)(f)	92,993	69,745
Commercial Mortgage Securities - continued
	Principal Amount	Value
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	$ 492,000	$ 492,627
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	603,113	609,834
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (f)	187,854	189,874
Series 2005-LC1 Class F, 5.3796% 1/12/44 (c)(f)	241,000	121,828
Series 2006-C1 Class A2, 5.6206% 5/12/39 (f)	268,495	275,403
Series 2007-C1 Class A4, 5.8279% 6/12/50 (f)	1,049,000	1,133,822
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	634,528
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (f)	54,665	54,428
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	238,000	251,761
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	111,640
Class B, 5.479% 8/12/48	831,000	296,010
Series 2007-6:
Class A1, 5.175% 3/12/51	980	980
Class A4, 5.485% 3/12/51 (f)	656,000	673,571
Series 2007-7 Class A4, 5.7419% 6/12/50 (f)	970,000	1,010,789
Series 2007-6 Class B, 5.635% 3/12/51 (f)	277,000	85,337
Series 2007-7 Class B, 5.7419% 6/12/50 (f)	356,000	53,400
Series 2007-8 Class A3, 5.966% 8/12/49 (f)	239,000	257,349
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (c)(f)	57,391	33,861
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (c)(f)	159,000	146,909
Class D, 0.439% 10/15/20 (c)(f)	107,000	97,258
Class E, 0.499% 10/15/20 (c)(f)	134,000	120,460
Class NHRO, 1.139% 10/15/20 (c)(f)	127,548	102,039
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	294,457	298,273
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	2,197,000	2,289,129
Series 2007-IQ13 Class A1, 5.05% 3/15/44	6,047	6,044
Series 2007-IQ15 Class A4, 6.0796% 6/11/49 (f)	1,262,000	1,350,473
Series 2007-T25 Class A1, 5.391% 11/12/49	11,083	11,074
Series 2007-T27 Class A4, 5.6407% 6/11/42 (f)	1,015,000	1,141,422
Series 2006-IQ11 Class A4, 5.7295% 10/15/42 (f)	83,000	92,229
Series 2006-T23 Class A3, 5.8123% 8/12/41 (f)	141,000	143,194
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-HQ12 Class A4, 5.5905% 4/12/49 (f)	$ 1,466,000	$ 1,516,449
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (f)	416,000	433,618
Class AAB, 5.654% 4/15/49	608,000	643,035
Class B, 5.7222% 4/15/49 (f)	68,000	14,248
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	16,291	16,313
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (c)(f)	278,000	210,720
Class F, 0.5833% 9/15/21 (c)(f)	301,000	214,006
Class G, 0.6033% 9/15/21 (c)(f)	285,000	194,081
Series 2007-WHL8 Class F, 0.729% 6/15/20 (c)(f)	686,000	445,900
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	1,373,000	1,468,498
Series 2006-C29 Class A3, 5.313% 11/15/48	736,000	758,209
Series 2007-C30:
Class A3, 5.246% 12/15/43	238,000	240,102
Class A4, 5.305% 12/15/43	81,000	83,579
Class A5, 5.342% 12/15/43	5,296,000	5,451,830
Series 2007-C31:
Class A4, 5.509% 4/15/47	11,426,000	11,858,508
Class A5, 5.5% 4/15/47	1,310,000	1,360,164
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (f)	293,082	298,724
Class A3, 5.7424% 6/15/49 (f)	7,379,000	7,641,980
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	255,988
Series 2005-C22:
Class B, 5.3591% 12/15/44 (f)	614,000	443,352
Class F, 5.3591% 12/15/44 (c)(f)	462,000	176,088
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	831,000	356,543
Class D, 5.513% 12/15/43 (f)	443,000	136,526
Series 2007-C31 Class C, 5.6857% 4/15/47 (f)	1,142,000	213,440
Series 2007-C31A Class A2, 5.421% 4/15/47	723,774	740,284
Series 2007-C32:
Class D, 5.7424% 6/15/49 (f)	208,000	65,915
Class E, 5.7424% 6/15/49 (f)	328,000	81,902
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 5.899% 2/15/51 (f)	$ 13,170,000	$ 13,967,615
Class A5, 5.899% 2/15/51 (f)	4,253,000	4,400,660
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $174,855,937)		173,186,764
Municipal Securities - 0.0%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (f)	465,000	473,863
California Gen. Oblig. 7.5% 4/1/34	1,240,000	1,453,838
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	825,000	871,753
5.877% 3/1/19	465,000	493,356
TOTAL MUNICIPAL SECURITIES (Cost $3,015,423)		3,292,810
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	970,000	1,098,525
Chilean Republic 3.25% 9/14/21	1,900,000	1,904,750
United Mexican States 6.05% 1/11/40	5,282,000	6,245,965
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,052,992)		9,249,240
Fixed-Income Funds - 73.0%
	Shares
High Yield Fixed-Income Funds - 2.1%
Fidelity Focused High Income Fund (b)	9,388,610	84,121,948
Janus High-Yield Fund Class T	8,571,019	73,539,345
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,661,293
Intermediate-Term Bond Funds - 70.0%
DoubleLine Total Return Bond	23,486,009	259,990,123
JPMorgan Core Bond Fund Class A	54,909,865	647,936,402
Loomis Sayles Bond Fund Retail Class	4,079,108	56,699,599
Metropolitan West Total Return Bond Fund Class M	78,284,908	812,597,346
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
PIMCO Total Return Fund Administrative Class	163,104,627	$ 1,758,267,882
Spartan U.S. Bond Index Fund Investor Class (b)	33,107,971	387,032,185
Templeton Global Bond Fund Class A	5,922,284	75,390,681
Westcore Plus Bond Fund	4,145,601	45,518,696
Western Asset Core Bond Portfolio Class F	32,905,208	387,623,352
Western Asset Core Plus Bond Portfolio	77,106,376	848,170,139
TOTAL INTERMEDIATE-TERM BOND FUNDS		5,279,226,405
Long Term Bond Fund - 0.7%
Pimco Long-Term Credit Fund Institutional Class	4,405,068	54,490,695
Sector Funds - 0.2%
Fidelity Real Estate Income Fund (b)	1,243,436	12,770,084
TOTAL FIXED-INCOME FUNDS (Cost $5,462,894,315)		5,504,148,477
Short-Term Funds - 1.6%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $122,049,852)	10,615,766	119,958,152
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (a) (Cost $197,161,375)	197,161,375	197,161,375
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $7,815,510,291)		7,888,066,440
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(345,476,791)
NET ASSETS - 100%		$ 7,542,589,649
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae Guaranteed Mortgage pass-thru certificates
3.5% 12/1/26	$ (4,500,000)	$ (4,675,572)
3.5% 12/1/26	(3,800,000)	(3,948,260)
3.5% 12/1/26	(9,000,000)	(9,351,143)
4% 12/1/26	(5,300,000)	(5,563,496)
4% 12/1/26	(4,700,000)	(4,933,667)
4% 12/1/41	(1,000,000)	(1,041,692)
4% 12/1/41	(500,000)	(520,846)
4.5% 12/1/41	(5,500,000)	(5,814,250)
4.5% 12/1/41	(24,000,000)	(25,371,274)
4.5% 12/1/41	(19,000,000)	(20,085,592)
4.5% 12/1/41	(2,600,000)	(2,748,555)
4.5% 12/1/41	(1,000,000)	(1,057,136)
5% 12/1/41	(3,000,000)	(3,224,100)
5.5% 12/1/41	(300,000)	(325,634)
5.5% 12/1/41	(100,000)	(108,544)
6% 12/1/41	(10,300,000)	(11,289,721)
6% 12/1/41	(10,300,000)	(11,289,721)
6% 12/1/41	(3,400,000)	(3,726,704)
6% 12/1/41	(2,700,000)	(2,959,441)
6% 12/1/41	(2,700,000)	(2,959,441)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(120,994,789)
Freddie Mac
4% 12/1/41	(1,000,000)	(1,039,895)
4.5% 12/1/41	(10,100,000)	(10,633,285)
5.5% 12/1/41	(9,000,000)	(9,715,558)
5.5% 12/1/41	(200,000)	(215,901)
5.5% 12/1/41	(200,000)	(215,901)
TOTAL FREDDIE MAC		(21,820,540)
Ginnie Mae
3.5% 12/1/41	(5,000,000)	(5,182,571)
4% 12/1/41	(11,200,000)	(11,941,699)
4% 12/1/41	(1,100,000)	(1,172,845)
4% 12/1/41	(10,100,000)	(10,768,852)
4% 12/1/41	(600,000)	(639,734)
4% 12/1/41	(10,100,000)	(10,768,852)
4% 12/1/41	(1,100,000)	(1,172,845)
4% 1/1/42	(200,000)	(212,666)
4.5% 12/1/41	(200,000)	(217,302)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 12/1/41	$ (2,300,000)	$ (2,498,976)
4.5% 12/1/41	(1,100,000)	(1,195,163)
4.5% 1/1/42	(100,000)	(108,428)
5% 12/1/41	(7,700,000)	(8,474,909)
5% 12/1/41	(7,700,000)	(8,474,910)
5% 1/1/42	(900,000)	(988,675)
TOTAL GINNIE MAE		(63,818,427)
TOTAL TBA SALE COMMITMENTS (Proceeds $206,314,785)		$ (206,633,756)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(151,811))	Dec. 2018	$ 2,000,000	196,793
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid $(253,838))	Dec. 2018	2,000,000	261,897
Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(48,223))	March 2018	1,500,000	165,184
		$ 5,500,000	$ 623,874
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,529,827 or 0.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 164,628
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 70,611,865	$ 16,767,349	$ -	$ 3,218,651	$ 84,121,948
Fidelity Municipal Income Fund	16,855,833	24,016,128	41,657,500	445,174	-
Fidelity Real Estate Income Fund	12,956,055	466,372	-	402,965	12,770,084
Spartan U.S. Bond Index Fund Investor Class	238,975,649	207,708,787	69,990,078	7,269,587	387,032,185
Total	$ 339,399,402	$ 248,958,636	$ 111,647,578	$ 11,336,377	$ 483,924,217
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 400,098,040	$ -	$ 400,098,040	$ -
U.S. Government and Government Agency Obligations	564,663,882	-	564,663,882	-
U.S. Government Agency - Mortgage Securities	903,711,548	-	903,711,548	-
Asset-Backed Securities	4,851,400	-	3,286,660	1,564,740
Collateralized Mortgage Obligations	7,744,752	-	7,661,726	83,026
Commercial Mortgage Securities	173,186,764	-	166,941,980	6,244,784
Municipal Securities	3,292,810	-	3,292,810	-
Foreign Government and Government Agency Obligations	9,249,240	-	9,249,240	-
Fixed-Income Funds	5,504,148,477	5,504,148,477	-	-
Short-Term Funds	119,958,152	119,958,152	-	-
Money Market Funds	197,161,375	197,161,375	-	-
Total Investments in Securities:	$ 7,888,066,440	$ 5,821,268,004	$ 2,058,905,886	$ 7,892,550
Derivative Instruments:
Assets
Swap Agreements	$ 623,874	$ -	$ 623,874	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (206,633,756)	$ -	$ (206,633,756)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,338,632
Total Realized Gain (Loss)	161,255
Total Unrealized Gain (Loss)	(1,827,360)
Cost of Purchases	950
Proceeds of Sales	(1,152,163)
Amortization/Accretion	(76,600)
Transfers in to Level 3	4,367,871
Transfers out of Level 3	(1,920,035)
Ending Balance	$ 7,892,550
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (1,800,272)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $7,820,411,500. Net unrealized appreciation aggregated $67,654,940, of which $143,688,242 related to appreciated investment securities and $76,033,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustee's believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 30, 2012